UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Small Cap Index VIP

	Shares	Value ($)
Common Stocks 95.9%
Consumer Discretionary 13.4%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	13,821	212,705
Cooper Tire & Rubber Co.	10,438	386,415
Cooper-Standard Holding, Inc.*	2,432	174,715
Dana Holding Corp.	27,751	391,012
Dorman Products, Inc.* (a)	4,895	266,386
Drew Industries, Inc.	4,411	284,333
Federal-Mogul Holdings Corp.*	5,444	53,787
Fox Factory Holding Corp.*	2,961	46,813
Gentherm, Inc.*	6,531	271,624
Horizon Global Corp.*	3,151	39,639
Metaldyne Performance Group, Inc.	2,086	35,066
Modine Manufacturing Co.*	8,591	94,587
Motorcar Parts of America, Inc.*	3,217	122,182
Standard Motor Products, Inc.	3,600	124,740
Stoneridge, Inc.*	5,271	76,746
Strattec Security Corp.	682	39,140
Superior Industries International, Inc.	4,135	91,301
Tenneco, Inc.*	10,477	539,670
Tower International, Inc.	3,896	105,971
		3,356,832
Automobiles 0.0%
Winnebago Industries, Inc. (a)	4,785	107,423
Distributors 0.4%
Core-Mark Holding Co., Inc.	4,187	341,492
Fenix Parts, Inc.*	2,451	11,275
Pool Corp.	7,851	688,847
VOXX International Corp.*	4,000	17,880
Weyco Group, Inc.	1,254	33,381
		1,092,875
Diversified Consumer Services 1.0%
2U, Inc.*	4,703	106,288
American Public Education, Inc.*	3,094	63,829
Apollo Education Group, Inc.*	17,185	141,175
Ascent Capital Group, Inc. "A"*	2,495	36,951
Bridgepoint Education, Inc.*	3,215	32,407
Bright Horizons Family Solutions, Inc.* (a)	6,749	437,200
Cambium Learning Group, Inc.*	2,305	9,842
Capella Education Co.	2,176	114,545
Career Education Corp.*	12,609	57,245
Carriage Services, Inc.	2,890	62,453
Chegg, Inc.* (a)	14,141	63,069
Collectors Universe, Inc.	1,342	22,277
DeVry Education Group, Inc. (a)	11,605	200,418
Grand Canyon Education, Inc.*	8,537	364,871
Houghton Mifflin Harcourt Co.*	22,396	446,576
K12, Inc.*	6,009	59,429
Liberty Tax, Inc.	1,055	20,668
LifeLock, Inc.*	17,228	207,942
Regis Corp.*	6,525	99,115
Sotheby's (a)	10,054	268,743
Strayer Education, Inc.*	1,958	95,453
Universal Technical Institute, Inc.	3,351	14,443
Weight Watchers International, Inc.* (a)	5,062	73,551
		2,998,490
Hotels, Restaurants & Leisure 3.3%
Belmond Ltd. "A"*	17,310	164,272
Biglari Holdings, Inc.*	296	110,026
BJ's Restaurants, Inc.*	3,579	148,779
Bloomin' Brands, Inc.	21,176	357,239
Bob Evans Farms, Inc.	3,590	167,617
Bojangles', Inc.*	1,477	25,124
Boyd Gaming Corp.*	14,547	300,541
Bravo Brio Restaurant Group, Inc.*	2,812	21,793
Buffalo Wild Wings, Inc.*	3,431	508,200
Caesars Acquisition Co. "A"*	8,403	51,426
Caesars Entertainment Corp.* (a)	10,035	68,238
Carrols Restaurant Group, Inc.*	6,649	96,012
Churchill Downs, Inc.	2,306	341,011
Chuy's Holdings, Inc.* (a)	2,964	92,091
ClubCorp Holdings, Inc.	7,853	110,256
Cracker Barrel Old Country Store, Inc. (a)	3,471	529,918
Dave & Buster's Entertainment, Inc.*	4,076	158,067
Del Frisco's Restaurant Group, Inc.*	4,204	69,702
Denny's Corp.*	13,963	144,657
Diamond Resorts International, Inc.* (a)	7,638	185,603
DineEquity, Inc.	3,090	288,699
El Pollo Loco Holdings, Inc.*	2,580	34,417
Eldorado Resorts, Inc.*	5,008	57,292
Empire Resorts, Inc.* (a)	587	8,013
Fiesta Restaurant Group, Inc.*	4,939	161,900
Fogo De Chao, Inc.* (a)	867	13,534
International Speedway Corp. "A"	5,130	189,348
Interval Leisure Group, Inc. (a)	7,049	101,788
Intrawest Resorts Holdings, Inc.* (a)	2,829	24,188
Isle of Capri Casinos, Inc.*	4,185	58,590
J. Alexander's Holdings, Inc.*	2,340	24,710
Jack in the Box, Inc.	6,286	401,487
Jamba, Inc.* (a)	2,526	31,221
Kona Grill, Inc.*	1,504	19,477
Krispy Kreme Doughnuts, Inc.*	11,645	181,546
La Quinta Holdings, Inc.*	17,118	213,975
Marcus Corp.	3,441	65,207
Marriott Vacations Worldwide Corp. (a)	4,260	287,550
Monarch Casino & Resort, Inc.*	1,848	35,962
Morgans Hotel Group Co.*	4,704	6,492
Noodles & Co.*	2,106	24,977
Papa John's International, Inc.	4,979	269,812
Papa Murphy's Holdings, Inc.* (a)	1,623	19,395
Penn National Gaming, Inc.*	14,600	243,674
Pinnacle Entertainment, Inc.*	10,985	385,573
Planet Fitness, Inc. "A"*	2,982	48,428
Popeyes Louisiana Kitchen, Inc.*	4,224	219,901
Potbelly Corp.*	3,875	52,739
Red Robin Gourmet Burgers, Inc.* (a)	2,600	167,622
Ruby Tuesday, Inc.*	11,518	61,967
Ruth's Hospitality Group, Inc.	6,320	116,351
Scientific Games Corp. "A"* (a)	9,320	87,888
SeaWorld Entertainment, Inc. (a)	12,519	263,650
Shake Shack, Inc. "A"*	1,027	38,328
Sonic Corp.	8,902	312,994
Speedway Motorsports, Inc.	2,192	43,467
Texas Roadhouse, Inc. (a)	12,662	551,810
The Cheesecake Factory, Inc.	8,829	468,732
The Habit Restaurants, Inc. "A"*	2,042	38,042
Vail Resorts, Inc.	6,539	874,264
Wingstop, Inc.*	1,146	25,991
Zoe's Kitchen, Inc.*	3,508	136,777
		10,308,350
Household Durables 1.3%
Bassett Furniture Industries, Inc.	1,910	60,853
Beazer Homes U.S.A., Inc.*	5,966	52,024
CalAtlantic Group, Inc.	13,890	464,204
Cavco Industries, Inc.*	1,605	150,003
Century Communities, Inc.*	2,708	46,226
CSS Industries, Inc.	1,699	47,453
Ethan Allen Interiors, Inc. (a)	4,661	148,313
Flexsteel Industries, Inc.	1,049	45,820
Green Brick Partners, Inc.*	3,648	27,688
Helen of Troy Ltd.*	5,147	533,692
Hooker Furniture Corp.	1,921	63,105
Hovnanian Enterprises, Inc. "A"*	22,782	35,540
Installed Building Products, Inc.*	3,539	94,173
iRobot Corp.* (a)	5,458	192,667
KB HOME (a)	13,667	195,165
La-Z-Boy, Inc.	9,343	249,832
LGI Homes, Inc.*	2,563	62,050
Libbey, Inc.	3,905	72,633
Lifetime Brands, Inc.	2,058	31,014
M.D.C. Holdings, Inc.	7,039	176,397
M/I Homes, Inc.*	4,467	83,310
Meritage Homes Corp.* (a)	7,235	263,788
NACCO Industries, Inc. "A"	688	39,498
New Home Co., Inc.*	1,620	19,861
Skullcandy, Inc.*	3,924	13,969
Taylor Morrison Home Corp. "A"*	5,811	82,051
TRI Pointe Group, Inc.*	29,302	345,178
Universal Electronics, Inc.*	2,628	162,910
WCI Communities, Inc.*	2,753	51,151
William Lyon Homes "A"*	3,502	50,744
ZAGG, Inc.*	5,246	47,266
		3,908,578
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	4,384	34,546
Blue Nile, Inc.	2,103	54,068
Duluth Holdings, Inc.*	1,390	27,091
Etsy, Inc.*	3,542	30,815
EVINE Live, Inc.*	8,424	9,856
FTD Companies, Inc.* (a)	3,394	89,093
HSN, Inc.	5,924	309,884
Lands' End, Inc.*	3,068	78,265
Liberty TripAdvisor Holdings, Inc. "A"*	13,554	300,357
NutriSystem, Inc.	5,257	109,714
Overstock.com, Inc.*	2,227	32,024
PetMed Express, Inc.	3,578	64,082
Shutterfly, Inc.* (a)	6,393	296,443
Wayfair, Inc. "A"* (a)	3,591	155,203
		1,591,441
Leisure Products 0.3%
Arctic Cat, Inc. (a)	2,372	39,850
Black Diamond, Inc.*	4,445	20,091
Callaway Golf Co.	13,978	127,479
Escalade, Inc.	1,919	22,587
JAKKS Pacific, Inc.* (a)	3,487	25,943
Johnson Outdoors, Inc. "A"	976	21,687
Malibu Boats, Inc. "A"*	3,157	51,775
Marine Products Corp.	2,196	16,668
MCBC Holdings, Inc.*	1,200	16,896
Nautilus, Inc.*	5,770	111,476
Performance Sports Group Ltd.*	8,361	26,588
Smith & Wesson Holding Corp.*	9,692	258,001
Sturm, Ruger & Co., Inc.	3,348	228,936
		967,977
Media 1.5%
AMC Entertainment Holdings, Inc. "A"	3,793	106,166
Carmike Cinemas, Inc.*	4,525	135,931
Central European Media Enterprises Ltd. "A"* (a)	13,726	35,001
Crown Media Holdings, Inc. "A"*	6,394	32,481
Cumulus Media, Inc. "A"*	25,264	11,730
Daily Journal Corp.*	200	39,138
DreamWorks Animation SKG, Inc. "A"*	13,788	344,011
Entercom Communications Corp. "A"*	4,736	50,107
Entravision Communications Corp. "A"	11,345	84,407
Eros International PLC*	4,951	56,986
Global Eagle Entertainment, Inc.*	8,215	69,992
Gray Television, Inc.*	11,329	132,776
Harte-Hanks, Inc.	8,983	22,727
Hemisphere Media Group, Inc.*	1,706	22,400
IMAX Corp.* (a)	10,938	340,062
Journal Media Group, Inc.	4,326	51,739
Loral Space & Communications, Inc.*	2,406	84,523
MDC Partners, Inc. "A"	7,856	185,402
Media General, Inc.* (a)	17,489	285,246
Meredith Corp. (a)	6,682	317,395
National CineMedia, Inc.	10,975	166,930
New Media Investment Group, Inc.	8,246	137,213
New York Times Co. "A"	24,941	310,765
Nexstar Broadcasting Group, Inc. "A" (a)	5,687	251,763
Reading International, Inc. "A"*	3,089	37,006
Saga Communications, Inc. "A"	704	28,202
Scholastic Corp.	4,884	182,515
Sinclair Broadcast Group, Inc. "A" (a)	12,003	369,092
Sizmek, Inc.*	3,370	9,773
The E.W. Scripps Co. "A"	10,822	168,715
Time, Inc.	19,906	307,349
Townsquare Media, Inc. "A"*	1,342	15,044
Tribune Publishing Co.	4,673	36,076
World Wrestling Entertainment, Inc. "A" (a)	5,346	94,410
		4,523,073
Multiline Retail 0.2%
Big Lots, Inc. (a)	8,994	407,338
Fred's, Inc. "A" (a)	6,876	102,521
Ollie's Bargain Outlet Holdings, Inc.*	1,764	41,331
Tuesday Morning Corp.* (a)	7,981	65,285
		616,475
Specialty Retail 2.9%
Abercrombie & Fitch Co. "A"	12,630	398,350
America's Car-Mart, Inc.*	1,543	38,575
American Eagle Outfitters, Inc. (a)	32,756	546,042
Asbury Automotive Group, Inc.*	4,600	275,264
Ascena Retail Group, Inc.*	31,179	344,840
Barnes & Noble Education, Inc.*	6,098	59,760
Barnes & Noble, Inc.	9,187	113,551
bebe stores, inc.	5,654	3,109
Big 5 Sporting Goods Corp.	3,337	37,074
Boot Barn Holdings, Inc.*	2,123	19,956
Build-A-Bear Workshop, Inc.*	2,399	31,163
Burlington Stores, Inc.*	13,645	767,395
Caleres, Inc.	7,994	226,150
Cato Corp. "A"	4,713	181,686
Chico's FAS, Inc.	24,240	321,665
Christopher & Banks Corp.*	7,228	17,275
Citi Trends, Inc.	2,773	49,443
Conn's, Inc.* (a)	4,397	54,787
Destination XL Group, Inc.*	6,863	35,482
Express, Inc.*	15,402	329,757
Five Below, Inc.* (a)	9,914	409,845
Francesca's Holdings Corp.*	7,654	146,651
Genesco, Inc.*	4,004	289,289
Group 1 Automotive, Inc.	4,234	248,493
Guess?, Inc. (a)	11,322	212,514
Haverty Furniture Companies, Inc.	3,810	80,620
Hibbett Sports, Inc.* (a)	4,130	148,267
Kirkland's, Inc.	3,072	53,791
Lithia Motors, Inc. "A" (a)	4,113	359,188
Lumber Liquidators Holdings, Inc.* (a)	4,757	62,412
MarineMax, Inc.*	4,667	90,866
Mattress Firm Holding Corp.* (a)	3,761	159,429
Monro Muffler Brake, Inc. (a)	5,756	411,381
Outerwall, Inc. (a)	3,309	122,400
Party City Holdco, Inc.*	4,463	67,124
Pier 1 Imports, Inc. (a)	16,170	113,352
Rent-A-Center, Inc.	9,484	150,321
Restoration Hardware Holdings, Inc.*	6,024	252,406
Select Comfort Corp.*	8,953	173,599
Shoe Carnival, Inc.	2,744	73,978
Sonic Automotive, Inc. "A"	5,401	99,810
Sportsman's Warehouse Holdings, Inc.* (a)	3,207	40,408
Stage Stores, Inc.	5,723	46,127
Stein Mart, Inc.	5,150	37,749
Tailored Brands, Inc.	8,657	154,960
The Buckle, Inc. (a)	5,081	172,093
The Children's Place, Inc.	3,770	314,682
The Container Store Group, Inc.*	2,885	16,935
The Finish Line, Inc. "A"	8,534	180,067
Tile Shop Holdings, Inc.* (a)	4,837	72,120
Tilly's, Inc. "A"*	1,996	13,353
Vitamin Shoppe, Inc.* (a)	4,676	144,769
West Marine, Inc.*	3,410	30,997
Winmark Corp.	373	36,547
Zumiez, Inc.* (a)	3,700	73,704
		8,911,571
Textiles, Apparel & Luxury Goods 0.9%
Cherokee, Inc.*	1,519	27,023
Columbia Sportswear Co.	5,243	315,052
Crocs, Inc.*	13,791	132,669
Culp, Inc.	1,789	46,908
Deckers Outdoor Corp.* (a)	5,949	356,405
G-III Apparel Group Ltd.*	7,237	353,817
Iconix Brand Group, Inc.*	8,849	71,234
Movado Group, Inc.	2,851	78,488
Oxford Industries, Inc.	2,690	180,849
Perry Ellis International, Inc.*	2,157	39,710
Sequential Brands Group, Inc.*	6,498	41,522
Steven Madden Ltd.*	10,227	378,808
Superior Uniform Group, Inc.	1,319	23,505
Tumi Holdings, Inc.*	10,323	276,863
Unifi, Inc.*	2,715	62,201
Vera Bradley, Inc.*	3,649	74,221
Vince Holding Corp.*	2,734	17,306
Wolverine World Wide, Inc.	18,749	345,356
		2,821,937
Consumer Staples 3.5%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,650	305,365
Castle Brands, Inc.*	11,875	11,164
Coca-Cola Bottling Co. Consolidated	839	134,039
Craft Brew Alliance, Inc.*	2,005	16,501
MGP Ingredients, Inc.	1,901	46,080
National Beverage Corp.*	2,038	86,248
		599,397
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	7,010	794,373
Fairway Group Holdings Corp.*	3,607	1,263
Ingles Markets, Inc. "A" (a)	2,384	89,400
Natural Grocers by Vitamin Cottage, Inc.*	1,700	36,159
Performance Food Group Co.*	3,022	70,564
PriceSmart, Inc. (a)	3,536	299,075
Smart & Final Stores, Inc.*	4,309	69,806
SpartanNash Co.	6,963	211,048
SUPERVALU, Inc.*	47,601	274,182
The Andersons, Inc.	5,229	164,243
The Chefs' Warehouse, Inc.*	3,382	68,621
The Fresh Market, Inc.* (a)	7,917	225,872
United Natural Foods, Inc.*	9,094	366,488
Village Super Market, Inc. "A"	1,263	30,514
Weis Markets, Inc.	1,955	88,092
		2,789,700
Food Products 1.8%
Alico, Inc.	689	19,023
Amplify Snack Brands, Inc.*	2,578	36,917
Arcadia Biosciences, Inc.*	1,452	4,037
B&G Foods, Inc. (a)	11,357	395,337
Cal-Maine Foods, Inc. (a)	5,704	296,095
Calavo Growers, Inc.	2,637	150,467
Darling Ingredients, Inc.*	30,068	395,996
Dean Foods Co. (a)	17,190	297,731
Farmer Brothers Co.*	1,419	39,547
Fresh Del Monte Produce, Inc.	6,086	256,038
Freshpet, Inc.*	3,690	27,048
Inventure Foods, Inc.*	3,259	18,413
J & J Snack Foods Corp.	2,714	293,872
John B. Sanfilippo & Son, Inc.	1,537	106,191
Lancaster Colony Corp.	3,361	371,626
Landec Corp.*	4,820	50,610
Lifeway Foods, Inc.*	911	9,866
Limoneira Co. (a)	1,959	29,777
Omega Protein Corp.*	3,886	65,829
Post Holdings, Inc.*	11,157	767,267
Sanderson Farms, Inc. (a)	4,081	368,025
Seaboard Corp.*	47	141,141
Seneca Foods Corp. "A"*	1,371	47,628
Snyder's-Lance, Inc.	12,544	394,885
Tootsie Roll Industries, Inc. (a)	3,522	123,044
TreeHouse Foods, Inc.* (a)	10,221	886,672
		5,593,082
Household Products 0.2%
Central Garden & Pet Co. "A"*	7,565	123,234
HRG Group, Inc.*	14,080	196,134
Oil-Dri Corp. of America	930	31,415
Orchids Paper Products Co.	1,743	47,950
WD-40 Co.	2,657	286,983
		685,716
Personal Products 0.2%
Elizabeth Arden, Inc.* (a)	4,615	37,797
Inter Parfums, Inc.	2,993	92,484
Medifast, Inc. (a)	1,930	58,267
Natural Health Trends Corp. (a)	1,400	46,410
Nature's Sunshine Products, Inc.	2,076	19,929
Nutraceutical International Corp.*	1,508	36,720
Revlon, Inc. "A"*	2,083	75,842
Synutra International, Inc.*	3,372	16,759
USANA Health Sciences, Inc.* (a)	1,012	122,877
		507,085
Tobacco 0.2%
Universal Corp.	4,045	229,796
Vector Group Ltd. (a)	15,583	355,916
		585,712
Energy 2.5%
Energy Equipment & Services 0.8%
Archrock, Inc.	12,483	99,864
Atwood Oceanics, Inc. (a)	11,616	106,519
Basic Energy Services, Inc.* (a)	7,622	21,037
Bristow Group, Inc. (a)	6,436	121,769
C&J Energy Services Ltd.*	10,040	14,156
CARBO Ceramics, Inc. (a)	3,460	49,132
Era Group, Inc.*	3,545	33,252
Exterran Corp.*	6,288	97,213
Fairmount Santrol Holdings, Inc.*	11,384	28,574
Forum Energy Technologies, Inc.*	10,662	140,738
Geospace Technologies Corp.* (a)	2,477	30,566
GulfMark Offshore, Inc. "A"* (a)	4,402	27,160
Helix Energy Solutions Group, Inc.*	19,720	110,432
Hornbeck Offshore Services, Inc.*	5,624	55,846
Independence Contract Drilling, Inc.*	3,365	16,051
ION Geophysical Corp.*	1,677	13,550
Key Energy Services, Inc.* (a)	19,173	7,083
Matrix Service Co.*	4,853	85,898
McDermott International, Inc.* (a)	42,746	174,831
Natural Gas Services Group*	2,293	49,598
Newpark Resources, Inc.*	15,385	66,463
Nordic American Offshore Ltd.* (a)	3,090	13,843
North Atlantic Drilling Ltd.*	1,388	3,803
Oil States International, Inc.*	9,292	292,884
Parker Drilling Co.*	22,098	46,848
PHI, Inc. (Non Voting)*	2,151	40,632
Pioneer Energy Services Corp.*	12,246	26,941
RigNet, Inc.*	2,305	31,532
SEACOR Holdings, Inc.* (a)	3,112	169,449
Seventy Seven Energy, Inc.*	10,009	5,806
Tesco Corp.	7,077	60,933
TETRA Technologies, Inc.*	14,267	90,596
Tidewater, Inc.	8,960	61,197
U.S. Silica Holdings, Inc. (a)	11,501	261,303
Unit Corp.*	9,263	81,607
		2,537,106
Oil, Gas & Consumable Fuels 1.7%
Abraxas Petroleum Corp.*	15,588	15,744
Adams Resources & Energy, Inc.	426	17,031
Alon U.S.A. Energy, Inc.	5,592	57,709
Approach Resources, Inc.*	5,691	6,602
Ardmore Shipping Corp.	3,375	28,519
Bill Barrett Corp.* (a)	8,775	54,581
Bonanza Creek Energy, Inc.* (a)	8,828	14,037
Callon Petroleum Co.*	17,428	154,238
Carrizo Oil & Gas, Inc.* (a)	10,591	327,474
Clayton Williams Energy, Inc.*	1,063	9,482
Clean Energy Fuels Corp.*	12,824	37,574
Cloud Peak Energy, Inc.* (a)	10,946	21,345
Contango Oil & Gas Co.*	3,102	36,573
Delek U.S. Holdings, Inc.	10,461	159,426
DHT Holdings, Inc.	17,005	97,949
Dorian LPG Ltd.*	4,452	41,849
Earthstone Energy, Inc.*	367	4,444
Eclipse Resources Corp.* (a)	8,545	12,305
Energy Fuels, Inc.*	7,779	17,192
Energy XXI Ltd. (a)	17,716	11,035
Erin Energy Corp.* (a)	2,469	4,642
Evolution Petroleum Corp.	4,661	22,652
EXCO Resources, Inc.* (a)	29,546	29,224
Frontline Ltd. (a)	8,652	72,417
GasLog Ltd. (a)	7,358	71,667
Gastar Exploration, Inc.*	16,384	18,022
Gener8 Maritime, Inc.*	2,901	20,481
Green Plains, Inc.	6,795	108,448
Halcon Resources Corp.*	12,259	11,782
Hallador Energy Co.	2,017	9,218
Isramco, Inc.*	166	13,562
Jones Energy, Inc. "A"*	5,159	17,179
Matador Resources Co.* (a)	14,496	274,844
Navios Maritime Acquisition Corp.	15,053	23,934
Nordic American Tankers Ltd. (a)	16,303	229,709
Northern Oil & Gas, Inc.* (a)	11,202	44,696
Oasis Petroleum, Inc.* (a)	32,736	238,318
Pacific Ethanol, Inc.*	6,381	29,863
Panhandle Oil & Gas, Inc. "A"	3,085	53,401
Par Pacific Holdings, Inc.*	2,849	53,447
Parsley Energy, Inc. "A"*	18,117	409,444
PDC Energy, Inc.*	8,375	497,894
Peabody Energy Corp. (a)	3,287	7,626
Renewable Energy Group, Inc.*	8,021	75,718
REX American Resources Corp.*	1,048	58,133
Rex Energy Corp.* (a)	9,399	7,221
Ring Energy, Inc.*	4,275	21,589
RSP Permian, Inc.* (a)	11,944	346,854
Sanchez Energy Corp.* (a)	9,398	51,595
Scorpio Tankers, Inc.	32,602	190,070
SemGroup Corp. "A"	8,041	180,118
Ship Finance International Ltd. (a)	10,622	147,540
Stone Energy Corp.* (a)	10,252	8,099
Synergy Resources Corp.* (a)	21,630	168,065
Teekay Tankers Ltd. "A"	17,081	62,687
TransAtlantic Petroleum Ltd.*	4,402	3,302
Triangle Petroleum Corp.*	8,316	4,510
Ultra Petroleum Corp.* (a)	27,416	13,653
Uranium Energy Corp.* (a)	16,356	12,234
W&T Offshore, Inc.* (a)	5,618	12,303
Western Refining, Inc. (a)	12,849	373,777
Westmoreland Coal Co.* (a)	3,189	22,993
		5,148,040
Financials 25.0%
Banks 8.8%
1st Source Corp.	2,904	92,463
Access National Corp.	1,297	25,720
Allegiance Bancshares, Inc.*	542	9,957
American National Bankshares, Inc.	1,484	37,590
Ameris Bancorp.	5,921	175,143
Ames National Corp.	1,604	39,715
Arrow Financial Corp.	1,948	51,758
Banc of California, Inc.	7,972	139,510
BancFirst Corp.	1,307	74,538
Banco Latinoamericano de Comercio Exterior SA "E" (a)	5,425	131,394
BancorpSouth, Inc.	17,476	372,414
Bank of Marin Bancorp.	1,093	53,797
Bank of the Ozarks, Inc.	14,129	592,994
Banner Corp.	3,849	161,812
Bar Harbor Bankshares	1,063	35,313
BBCN Bancorp., Inc.	14,501	220,270
Berkshire Hills Bancorp., Inc.	5,300	142,517
Blue Hills Bancorp., Inc.	4,989	68,200
BNC Bancorp. (a)	5,113	107,987
Boston Private Financial Holdings, Inc.	15,296	175,139
Bridge Bancorp., Inc.	2,652	80,806
Brookline Bancorp., Inc.	12,528	137,933
Bryn Mawr Bank Corp.	3,166	81,461
C1 Financial, Inc.*	1,065	25,773
Camden National Corp.	1,375	57,750
Capital Bank Financial Corp. "A"	3,824	117,970
Capital City Bank Group, Inc.	2,067	30,158
Cardinal Financial Corp.	5,728	116,565
Cascade Bancorp.*	5,898	33,678
Cathay General Bancorp. (a)	14,464	409,765
Centerstate Banks, Inc.	8,095	120,535
Central Pacific Financial Corp.	4,140	90,128
Century Bancorp., Inc. "A"	692	26,926
Chemical Financial Corp.	6,164	219,993
Citizens & Northern Corp.	2,084	41,430
City Holding Co.	2,707	129,340
CNB Financial Corp.	2,436	42,849
CoBiz Financial, Inc.	6,578	77,752
Columbia Banking System, Inc.	10,503	314,250
Community Bank System, Inc. (a)	7,770	296,892
Community Trust Bancorp., Inc.	2,775	98,013
CommunityOne Bancorp.*	2,174	28,871
ConnectOne Bancorp., Inc.	5,359	87,620
CU Bancorp.*	2,984	63,171
Customers Bancorp., Inc.*	4,781	112,975
CVB Financial Corp.	19,305	336,872
Eagle Bancorp., Inc.*	5,465	262,320
Enterprise Bancorp., Inc.	1,414	37,103
Enterprise Financial Services Corp.	3,722	100,643
Equity Bancshares, Inc. "A"*	404	8,484
Farmers Capital Bank Corp.	1,334	35,244
FCB Financial Holdings, Inc. "A"*	5,142	171,023
Fidelity Southern Corp.	3,250	52,130
Financial Institutions, Inc.	2,506	72,849
First BanCorp.*	20,755	60,605
First BanCorp. - North Carolina	3,488	65,749
First Bancorp., Inc.	1,889	36,854
First Busey Corp.	4,290	87,859
First Business Financial Services, Inc.	1,532	35,129
First Citizens BancShares, Inc. "A"	1,398	350,996
First Commonwealth Financial Corp.	16,066	142,345
First Community Bancshares, Inc.	3,056	60,631
First Connecticut Bancorp, Inc.	2,974	47,465
First Financial Bancorp.	11,288	205,216
First Financial Bankshares, Inc. (a)	11,688	345,731
First Financial Corp. - Indiana	1,957	66,949
First Interstate BancSystem, Inc. "A"	3,504	98,568
First Merchants Corp.	7,342	173,051
First Midwest Bancorp., Inc.	14,207	256,010
First NBC Bank Holding Co.*	2,842	58,517
First of Long Island Corp.	2,221	63,299
FirstMerit Corp.	29,930	630,027
Flushing Financial Corp.	5,270	113,937
FNB Corp.	36,653	476,856
Franklin Financial Network, Inc.*	971	26,217
Fulton Financial Corp.	32,001	428,173
German American Bancorp., Inc.	2,709	87,230
Glacier Bancorp., Inc. (a)	13,702	348,305
Great Southern Bancorp., Inc.	1,864	69,210
Great Western Bancorp., Inc.	7,559	206,134
Green Bancorp., Inc.*	2,533	19,175
Guaranty Bancorp.	2,730	42,206
Hampton Roads Bankshares, Inc.*	6,596	11,675
Hancock Holding Co.	14,143	324,723
Hanmi Financial Corp.	5,726	126,087
Heartland Financial U.S.A., Inc.	3,174	97,727
Heritage Commerce Corp.	4,176	41,802
Heritage Financial Corp.	5,380	94,527
Heritage Oaks Bancorp.	4,274	33,294
Hilltop Holdings, Inc.*	13,860	261,677
Home Bancshares, Inc.	10,372	424,733
HomeTrust Bancshares, Inc.*	3,312	60,709
Horizon Bancorp.	2,089	51,640
IBERIABANK Corp.	6,925	355,045
Independent Bank Corp.	8,998	281,657
Independent Bank Group, Inc. (a)	1,792	49,101
International Bancshares Corp.	9,870	243,394
Investors Bancorp., Inc. (a)	59,473	692,266
Lakeland Bancorp., Inc.	6,754	68,553
Lakeland Financial Corp.	2,985	136,653
LegacyTexas Financial Group, Inc.	8,688	170,719
Live Oak Bancshares, Inc.	825	12,375
MainSource Financial Group, Inc.	3,956	83,432
MB Financial, Inc.	13,585	440,833
Mercantile Bank Corp.	2,998	67,215
Merchants Bancshares, Inc.	832	24,744
MidWestOne Financial Group, Inc.	1,400	38,430
National Bank Holdings Corp. "A"	5,440	110,922
National Bankshares, Inc.	1,314	45,096
National Commerce Corp.*	1,071	25,286
National Penn Bancshares, Inc. (a)	25,482	271,129
NBT Bancorp., Inc.	8,111	218,591
OFG Bancorp.	8,090	56,549
Old National Bancorp.	21,304	259,696
Old Second Bancorp., Inc.*	5,261	37,721
Opus Bank	1,850	62,900
Pacific Continental Corp.	3,501	56,471
Pacific Premier Bancorp., Inc.*	4,952	105,824
Park National Corp. (a)	2,390	215,100
Park Sterling Corp.	7,810	52,093
Peapack-Gladstone Financial Corp.	2,759	46,627
Penns Woods Bancorp., Inc.	795	30,639
People's Utah Bancorp.	502	7,947
Peoples Bancorp., Inc.	3,273	63,954
Peoples Financial Services Corp.	1,347	50,108
Pinnacle Financial Partners, Inc.	6,529	320,313
Preferred Bank	2,204	66,671
PrivateBancorp., Inc.	14,249	550,011
Prosperity Bancshares, Inc. (a)	12,642	586,462
QCR Holdings, Inc.	2,086	49,751
Renasant Corp.	7,327	241,132
Republic Bancorp., Inc. "A"	1,886	48,715
S&T Bancorp., Inc.	6,386	164,503
Sandy Spring Bancorp., Inc.	4,389	122,146
Seacoast Banking Corp. of Florida*	4,255	67,186
ServisFirst Bancshares, Inc.	4,094	181,774
Sierra Bancorp.	2,278	41,346
Simmons First National Corp. "A"	5,447	245,496
South State Corp.	4,393	282,162
Southside Bancshares, Inc.	4,636	120,861
Southwest Bancorp., Inc.	3,401	51,185
State Bank Financial Corp. (a)	6,604	130,495
Sterling Bancorp.	21,762	346,669
Stock Yards Bancorp., Inc.	2,634	101,488
Stonegate Bank	1,956	58,602
Suffolk Bancorp.	2,130	53,761
Sun Bancorp, Inc.*	1,709	35,393
Talmer Bancorp., Inc. "A"	9,372	169,539
Texas Capital Bancshares, Inc.*	8,289	318,132
The Bancorp., Inc.*	6,152	35,189
Tompkins Financial Corp.	2,764	176,896
TowneBank	8,362	160,467
TriCo Bancshares	4,178	105,787
TriState Capital Holdings, Inc.*	3,852	48,535
Triumph Bancorp., Inc.*	2,646	41,886
Trustmark Corp. (a)	12,350	284,421
UMB Financial Corp.	7,150	369,155
Umpqua Holdings Corp.	39,808	631,355
Union Bankshares Corp.	8,252	203,247
United Bankshares, Inc. (a)	12,565	461,136
United Community Banks, Inc.	9,788	180,784
Univest Corp. of Pennsylvania	3,495	68,187
Valley National Bancorp. (a)	42,136	401,977
Washington Trust Bancorp., Inc.	2,637	98,413
Webster Financial Corp.	16,389	588,365
WesBanco, Inc.	7,038	209,099
West Bancorp.	2,829	51,573
Westamerica Bancorp. (a)	4,672	227,573
Western Alliance Bancorp.*	15,567	519,626
Wilshire Bancorp., Inc.	12,616	129,945
Wintrust Financial Corp.	8,584	380,615
Yadkin Financial Corp.	7,897	186,922
		27,054,557
Capital Markets 1.2%
Arlington Asset Investment Corp. "A" (a)	4,146	51,949
Ashford, Inc.*	156	7,112
Associated Capital Group, Inc. "A"*	1,124	31,494
BGC Partners, Inc. "A"	33,308	301,437
Calamos Asset Management, Inc. "A"	3,223	27,363
Cohen & Steers, Inc.	3,746	145,794
Cowen Group, Inc. "A"* (a)	19,854	75,644
Diamond Hill Investment Group	543	96,306
Evercore Partners, Inc. "A"	6,285	325,249
Fifth Street Asset Management, Inc.	1,129	3,455
Financial Engines, Inc. (a)	9,424	296,196
GAMCO Investors, Inc. "A"	1,124	41,655
Greenhill & Co., Inc.	5,339	118,526
HFF, Inc. "A"	6,916	190,398
Houlihan Lokey, Inc.	2,287	56,946
INTL. FCStone, Inc.*	2,708	72,385
Investment Technology Group, Inc.	6,120	135,252
Janus Capital Group, Inc. (a)	26,626	389,538
KCG Holdings, Inc. "A"*	6,264	74,855
Ladenburg Thalmann Financial Services, Inc.*	18,811	47,028
Medley Management, Inc. "A"	1,036	5,698
Moelis & Co. "A"	3,142	88,699
OM Asset Management PLC	4,390	58,607
Oppenheimer Holdings, Inc. "A"	1,955	30,850
Piper Jaffray Companies, Inc.*	2,412	119,539
Pzena Investment Management, Inc. "A"	2,098	15,840
Safeguard Scientifics, Inc.*	3,689	48,879
Stifel Financial Corp.*	12,262	362,955
Virtu Financial, Inc. "A"	3,393	75,019
Virtus Investment Partners, Inc.	1,224	95,607
Westwood Holdings Group, Inc.	1,375	80,644
WisdomTree Investments, Inc. (a)	20,681	236,384
ZAIS Group Holdings, Inc.*	684	3,324
		3,710,627
Consumer Finance 0.4%
Cash America International, Inc.	4,606	177,976
Encore Capital Group, Inc.* (a)	4,814	123,912
Enova International, Inc.*	4,522	28,534
EZCORP, Inc. "A"*	9,055	26,893
First Cash Financial Services, Inc.	5,166	237,946
Green Dot Corp. "A"* (a)	8,303	190,720
JG Wentworth Co. "A"*	2,289	2,793
Nelnet, Inc. "A"	4,035	158,858
PRA Group, Inc.* (a)	8,776	257,927
Regional Management Corp.*	1,955	33,450
World Acceptance Corp.*	1,271	48,196
		1,287,205
Diversified Financial Services 0.4%
BBX Capital Corp. "A"*	536	8,555
FNFV Group*	13,739	149,068
Gain Capital Holdings, Inc.	5,734	37,615
MarketAxess Holdings, Inc.	6,762	844,100
Marlin Business Services Corp.	1,665	23,826
NewStar Financial, Inc.*	4,395	38,456
On Deck Capital, Inc.* (a)	2,133	16,616
PICO Holdings, Inc.*	4,104	41,984
Resource America, Inc. "A"	2,632	15,187
Tiptree Financial, Inc. "A", (REIT)	5,323	30,341
		1,205,748
Insurance 2.3%
Ambac Financial Group, Inc.*	8,049	127,174
American Equity Investment Life Holding Co.	14,768	248,102
AMERISAFE, Inc.	3,478	182,734
Argo Group International Holdings Ltd.	5,067	290,795
Atlas Financial Holdings, Inc.*	1,891	34,303
Baldwin & Lyons, Inc. "B"	1,538	37,850
Citizens, Inc.* (a)	8,729	63,198
CNO Financial Group, Inc.	33,702	603,940
Crawford & Co. "B"	5,591	36,230
Donegal Group, Inc. "A"	1,585	22,792
eHealth, Inc.*	3,363	31,579
EMC Insurance Group, Inc.	1,473	37,782
Employers Holdings, Inc.	5,700	160,398
Enstar Group Ltd.*	1,654	268,907
FBL Financial Group, Inc. "A"	1,709	105,138
Federated National Holding Co.	2,619	51,490
Fidelity & Guaranty Life	2,039	53,503
First American Financial Corp.	19,545	744,860
Global Indemnity PLC*	1,546	48,127
Greenlight Capital Re Ltd. "A"*	5,168	112,611
Hallmark Financial Services, Inc.*	2,633	30,280
HCI Group, Inc.	1,554	51,748
Heritage Insurance Holdings, Inc.	4,394	70,172
Horace Mann Educators Corp.	7,493	237,453
Independence Holding Co.	1,493	23,769
Infinity Property & Casualty Corp.	2,102	169,211
James River Group Holdings Ltd.	1,989	64,165
Kemper Corp.	7,899	233,573
Maiden Holdings Ltd. (a)	9,247	119,656
MBIA, Inc.*	21,283	188,355
National General Holdings Corp.	7,165	154,692
National Interstate Corp.	1,337	40,003
National Western Life Group, Inc. "A"	410	94,558
Navigators Group, Inc.*	1,896	159,018
OneBeacon Insurance Group Ltd. "A"	3,998	50,895
Patriot National, Inc.* (a)	1,542	11,873
Primerica, Inc. (a)	8,765	390,305
RLI Corp.	7,802	521,642
Safety Insurance Group, Inc.	2,705	154,347
Selective Insurance Group, Inc.	10,321	377,852
State Auto Financial Corp.	2,670	58,900
State National Companies, Inc.	5,563	70,094
Stewart Information Services Corp.	4,122	149,546
Third Point Reinsurance Ltd.*	15,424	175,371
United Fire Group, Inc.	3,617	158,497
United Insurance Holdings Corp.	3,186	61,203
Universal Insurance Holdings, Inc. (a)	5,732	102,030
		7,180,721
Real Estate Investment Trusts 9.5%
Acadia Realty Trust (REIT)	12,449	437,333
AG Mortgage Investment Trust, Inc. (REIT)	5,097	66,618
Agree Realty Corp. (REIT)	3,736	143,724
Alexander's, Inc. (REIT)	387	147,273
Altisource Residential Corp. (REIT)	10,241	122,892
American Assets Trust, Inc. (REIT)	6,781	270,698
American Capital Mortgage Investment Corp. (REIT)	8,632	126,718
Anworth Mortgage Asset Corp. (REIT)	18,565	86,513
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	10,621	173,122
Apollo Residential Mortgage, Inc. (REIT)	5,752	77,192
Ares Commercial Real Estate Corp. (REIT)	4,829	52,878
Armada Hoffler Properties, Inc. (REIT)	5,369	60,401
ARMOUR Residential REIT, Inc. (REIT)	6,648	143,131
Ashford Hospitality Prime, Inc. (REIT)	4,915	57,358
Ashford Hospitality Trust (REIT)	15,488	98,813
Bluerock Residential Growth REIT, Inc. (REIT)	3,336	36,296
Capstead Mortgage Corp. (REIT)	17,538	173,451
CareTrust REIT, Inc. (REIT)	8,740	110,998
CatchMark Timber Trust, Inc. "A", (REIT)	7,447	80,651
Cedar Realty Trust, Inc. (REIT)	15,560	112,499
Chatham Lodging Trust (REIT)	6,848	146,753
Chesapeake Lodging Trust (REIT)	10,862	287,409
Colony Capital, Inc. "A", (REIT)	20,258	339,727
Colony Starwood Homes (REIT)	6,834	169,141
CorEnergy Infrastructure Trust, Inc. (REIT)	2,177	43,779
CoreSite Realty Corp. (REIT)	4,441	310,914
Cousins Properties, Inc. (REIT)	39,324	408,183
CubeSmart (REIT)	31,862	1,061,005
CyrusOne, Inc. (REIT)	13,267	605,639
CYS Investments, Inc. (REIT)	29,034	236,337
DCT Industrial Trust, Inc. (REIT)	15,917	628,244
DiamondRock Hospitality Co. (REIT)	36,395	368,317
DuPont Fabros Technology, Inc. (REIT)	11,455	464,271
Dynex Capital, Inc. (REIT)	9,751	64,844
Easterly Government Properties, Inc. (REIT)	2,489	46,096
EastGroup Properties, Inc. (REIT)	5,869	354,312
Education Realty Trust, Inc. (REIT)	11,458	476,653
EPR Properties (REIT)	10,369	690,783
Equity One, Inc. (REIT)	14,482	415,054
FelCor Lodging Trust, Inc. (REIT)	26,312	213,653
First Industrial Realty Trust, Inc. (REIT)	20,045	455,823
First Potomac Realty Trust (REIT)	10,581	95,864
Franklin Street Properties Corp. (REIT)	16,606	176,190
Getty Realty Corp. (REIT)	4,584	90,901
Gladstone Commercial Corp. (REIT)	3,674	60,180
Government Properties Income Trust (REIT) (a)	12,610	225,088
Gramercy Property Trust (REIT)	76,487	646,315
Great Ajax Corp. (REIT)	792	8,862
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (a)	6,915	132,906
Hatteras Financial Corp. (REIT)	17,722	253,425
Healthcare Realty Trust, Inc. (REIT) (a)	18,149	560,623
Hersha Hospitality Trust (REIT)	8,344	178,061
Highwoods Properties, Inc. (REIT)	17,053	815,304
Hudson Pacific Properties, Inc. (REIT)	13,504	390,536
Independence Realty Trust, Inc. (REIT)	5,835	41,545
InfraREIT, Inc. (REIT)*	3,893	66,376
Invesco Mortgage Capital (REIT)	20,559	250,409
Investors Real Estate Trust (REIT) (a)	22,552	163,728
iStar, Inc. (REIT)* (a)	13,792	133,231
Kite Realty Group Trust (REIT)	15,158	420,028
Ladder Capital Corp. (REIT) (a)	8,093	100,758
LaSalle Hotel Properties (REIT)	20,405	516,451
Lexington Realty Trust (REIT)	37,433	321,924
LTC Properties, Inc. (REIT)	6,802	307,722
Mack-Cali Realty Corp. (REIT) (a)	16,172	380,042
Medical Properties Trust, Inc. (REIT)	42,298	549,028
Monmouth Real Estate Investment Corp. (REIT) (a)	10,742	127,722
Monogram Residential Trust, Inc. (REIT)	30,316	298,916
National Health Investors, Inc. (REIT)	6,808	452,868
National Storage Affiliates Trust (REIT)	4,073	86,348
New Residential Investment Corp. (REIT)	41,677	484,703
New Senior Investment Group, Inc. (REIT)	15,711	161,823
New York Mortgage Trust, Inc. (REIT) (a)	19,868	94,174
New York REIT, Inc. (REIT)	29,502	297,970
NexPoint Residential Trust, Inc. (REIT)	3,367	44,074
One Liberty Properties, Inc. (REIT)	2,340	52,439
Orchid Island Capital, Inc. (REIT)	3,815	39,562
Parkway Properties, Inc. (REIT)	15,472	242,292
Pebblebrook Hotel Trust (REIT)	13,024	378,608
Pennsylvania Real Estate Investment Trust (REIT) (a)	12,614	275,616
PennyMac Mortgage Investment Trust (REIT)	13,672	186,486
Physicians Realty Trust (REIT)	19,682	365,692
Potlatch Corp. (REIT)	7,430	234,045
Preferred Apartment Communities, Inc. "A" (REIT)	3,939	49,947
PS Business Parks, Inc. (REIT)	3,545	356,308
QTS Realty Trust, Inc. "A", (REIT)	5,119	242,538
RAIT Financial Trust (REIT)	15,759	49,483
Ramco-Gershenson Properties Trust (REIT)	14,479	261,056
Redwood Trust, Inc. (REIT) (a)	14,007	183,212
Resource Capital Corp. (REIT)	6,223	70,009
Retail Opportunity Investments Corp. (REIT)	18,066	363,488
Rexford Industrial Realty, Inc. (REIT)	10,209	185,395
RLJ Lodging Trust (REIT)	22,703	519,445
Rouse Properties, Inc. (REIT)	6,617	121,620
Ryman Hospitality Properties, Inc. (REIT)	7,876	405,456
Sabra Health Care REIT, Inc. (REIT)	11,909	239,252
Saul Centers, Inc. (REIT)	1,741	92,308
Select Income REIT (REIT)	11,480	264,614
Silver Bay Realty Trust Corp. (REIT)	6,512	96,703
Sovran Self Storage, Inc. (REIT)	7,133	841,337
STAG Industrial, Inc. (REIT)	11,922	242,732
STORE Capital Corp. (REIT)	7,338	189,907
Summit Hotel Properties, Inc. (REIT)	16,020	191,759
Sun Communities, Inc. (REIT) (a)	9,178	657,237
Sunstone Hotel Investors, Inc. (REIT) (a)	37,821	529,494
Terreno Realty Corp. (REIT)	7,911	185,513
The Geo Group, Inc. (REIT)	13,541	469,466
UMH Properties, Inc. (REIT)	3,746	37,160
United Development Funding IV (REIT) (a)	5,470	17,504
Universal Health Realty Income Trust (REIT)	2,225	125,156
Urban Edge Properties (REIT)	16,106	416,179
Urstadt Biddle Properties "A", (REIT)	4,917	103,011
Washington Real Estate Investment Trust (REIT) (a)	12,369	361,298
Western Asset Mortgage Capital Corp. (REIT) (a)	7,417	74,541
Whitestone REIT (REIT)	4,824	60,638
Xenia Hotels & Resorts, Inc. (REIT)	20,296	317,024
		29,395,121
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	8,866	325,205
Altisource Asset Management Corp.*	127	1,498
Altisource Portfolio Solutions SA*	2,379	57,453
AV Homes, Inc.*	2,197	24,958
Consolidated-Tomoka Land Co.	799	36,866
Forestar Group, Inc.*	6,008	78,344
FRP Holdings, Inc.*	1,245	44,322
Kennedy-Wilson Holdings, Inc.	16,805	368,029
Marcus & Millichap, Inc.*	2,453	62,282
RE/MAX Holdings, Inc. "A"	2,094	71,824
Tejon Ranch Co.*	2,428	49,944
The RMR Group, Inc. "A", (REIT)*	1,261	31,538
The St. Joe Co.* (a)	10,126	173,661
		1,325,924
Thrifts & Mortgage Finance 2.0%
Anchor BanCorp. Wisconsin, Inc.*	1,359	61,237
Astoria Financial Corp.	16,435	260,330
Bank Mutual Corp.	8,327	63,035
BankFinancial Corp.	3,414	40,353
Bear State Financial, Inc.*	2,356	21,840
Beneficial Bancorp., Inc.*	15,124	207,048
BofI Holding, Inc.* (a)	11,254	240,160
BSB Bancorp., Inc.*	1,447	32,514
Capitol Federal Financial, Inc. (a)	25,602	339,483
Charter Financial Corp.	3,087	41,674
Clifton Bancorp., Inc.	4,673	70,656
Dime Community Bancshares	5,587	98,443
Essent Group Ltd.*	10,157	211,266
EverBank Financial Corp.	17,622	265,916
Federal Agricultural Mortgage Corp. "C"	1,873	70,668
First Defiance Financial Corp.	1,647	63,261
Flagstar Bancorp., Inc.*	3,809	81,741
Fox Chase Bancorp.	1,932	37,326
Hingham Institution for Savings	235	27,991
HomeStreet, Inc.*	4,069	84,676
Impac Mortgage Holdings, Inc.*	1,531	21,235
Kearny Financial Corp.	17,115	211,370
LendingTree, Inc.*	1,076	105,211
Meridian Bancorp., Inc.	9,767	135,957
Meta Financial Group, Inc.	1,350	61,560
MGIC Investment Corp.*	61,345	470,516
Nationstar Mortgage Holdings, Inc.*	6,985	69,151
NMI Holdings, Inc. "A"*	8,941	45,152
Northfield Bancorp., Inc.	8,357	137,389
Northwest Bancshares, Inc.	18,260	246,693
OceanFirst Financial Corp.	2,464	43,564
Ocwen Financial Corp.*	19,223	47,481
Oritani Financial Corp.	7,833	132,926
PennyMac Financial Services, Inc. "A"*	2,471	29,059
PHH Corp.*	8,054	100,997
Provident Financial Services, Inc.	11,991	242,098
Radian Group, Inc.	32,862	407,489
Stonegate Mortgage Corp.*	2,784	15,980
Territorial Bancorp., Inc.	1,579	41,149
TrustCo Bank Corp.	16,977	102,881
United Community Financial Corp.	9,151	53,716
United Financial Bancorp., Inc.	8,989	113,172
Walker & Dunlop, Inc.*	4,824	117,078
Walter Investment Management Corp.*	6,944	53,052
Washington Federal, Inc.	17,186	389,263
Waterstone Financial, Inc.	4,904	67,087
WSFS Financial Corp.	5,636	183,283
		5,964,127
Health Care 13.2%
Biotechnology 4.3%
Abeona Therapeutics, Inc.*	1,841	4,713
ACADIA Pharmaceuticals, Inc.* (a)	15,270	426,949
Acceleron Pharma, Inc.*	4,437	117,092
Achillion Pharmaceuticals, Inc.*	21,547	166,343
Acorda Therapeutics, Inc.* (a)	7,792	206,098
Adamas Pharmaceuticals, Inc.*	1,850	26,751
Aduro Biotech, Inc.*	1,484	19,010
Advaxis, Inc.* (a)	5,379	48,572
Aegerion Pharmaceuticals, Inc.*	4,462	16,509
Affimed NV*	2,720	10,173
Agenus, Inc.* (a)	14,043	58,419
Aimmune Therapeutics, Inc.*	1,912	25,927
Akebia Therapeutics, Inc.*	5,807	52,321
Alder Biopharmaceuticals, Inc.*	4,181	102,393
AMAG Pharmaceuticals, Inc.* (a)	6,174	144,472
Amicus Therapeutics, Inc.* (a)	21,234	179,427
Anacor Pharmaceuticals, Inc.* (a)	7,440	397,668
Anthera Pharmaceuticals, Inc.*	7,316	26,484
Applied Genetic Technologies Corp.*	1,565	21,879
Ardelyx, Inc.*	4,021	31,243
Arena Pharmaceuticals, Inc.* (a)	43,305	85,311
ARIAD Pharmaceuticals, Inc.* (a)	30,769	196,614
Array BioPharma, Inc.*	25,820	76,169
Arrowhead Pharmaceuticals, Inc.*	10,992	52,981
Asterias Biotherapeutics, Inc.*	1,860	8,742
Atara Biotherapeutics, Inc.*	3,033	57,718
aTyr Pharma, Inc.*	1,075	4,236
Avalanche Biotechnologies, Inc.*	3,472	17,950
Avexis, Inc.*	843	23,048
Axovant Sciences Ltd.*	2,695	30,939
Bellicum Pharmaceuticals, Inc.*	1,567	14,651
BioCryst Pharmaceuticals, Inc.*	13,132	37,164
BioSpecifics Technologies Corp.*	878	30,572
BioTime, Inc.* (a)	10,076	28,918
Blueprint Medicines Corp.*	1,666	30,071
Calithera Biosciences, Inc.* (a)	2,284	12,973
Cara Therapeutics, Inc.*	3,745	23,294
Catabasis Pharmaceuticals, Inc.*	771	3,886
Catalyst Pharmaceuticals, Inc.*	13,383	15,658
Celldex Therapeutics, Inc.* (a)	17,942	67,821
Cellular Biomedicine Group, Inc.* (a)	1,746	32,563
Cepheid, Inc.* (a)	13,036	434,881
ChemoCentryx, Inc.*	5,314	13,232
Chiasma, Inc.*	1,258	11,523
Chimerix, Inc.*	8,328	42,556
Cidara Therapeutics, Inc.*	867	11,011
Clovis Oncology, Inc.*	5,007	96,134
Coherus Biosciences, Inc.*	4,219	89,569
Concert Pharmaceuticals, Inc.*	2,736	37,374
CorMedix, Inc.*	5,513	14,609
CTI BioPharma Corp.* (a)	38,335	20,371
Curis, Inc.*	19,756	31,807
Cytokinetics, Inc.*	6,204	43,738
CytomX Therapeutics, Inc.*	1,389	17,918
CytRx Corp.*	12,477	33,438
Dicerna Pharmaceuticals, Inc.*	2,685	14,392
Dimension Therapeutics, Inc.*	1,016	7,955
Dynavax Technologies Corp.*	6,559	126,195
Eagle Pharmaceuticals, Inc.* (a)	1,535	62,168
Edge Therapeutics, Inc.*	1,524	13,945
Editas Medicine, Inc.*	1,230	42,484
Emergent Biosolutions, Inc.*	5,564	202,251
Enanta Pharmaceuticals, Inc.*	2,961	86,965
Epizyme, Inc.*	7,290	88,355
Esperion Therapeutics, Inc.*	2,329	39,383
Exact Sciences Corp.* (a)	17,164	115,685
Exelixis, Inc.* (a)	41,323	165,292
Fibrocell Science, Inc.*	4,371	10,928
FibroGen, Inc.*	8,724	185,734
Five Prime Therapeutics, Inc.*	3,944	160,245
Flexion Therapeutics, Inc.*	2,472	22,742
Foundation Medicine, Inc.*	2,119	38,523
Galena Biopharma, Inc.* (a)	28,746	39,095
Genocea Biosciences, Inc.*	4,125	31,928
Genomic Health, Inc.* (a)	3,292	81,543
Geron Corp.* (a)	28,914	84,429
Global Blood Therapeutics, Inc.*	1,186	18,810
Halozyme Therapeutics, Inc.*	19,331	183,065
Heron Therapeutics, Inc.* (a)	5,229	99,299
Idera Pharmaceuticals, Inc.*	15,074	29,847
Ignyta, Inc.*	3,956	26,782
Immune Design Corp.*	2,012	26,156
ImmunoGen, Inc.* (a)	15,801	134,625
Immunomedics, Inc.* (a)	17,145	42,863
Infinity Pharmaceuticals, Inc.*	8,997	47,414
Inovio Pharmaceuticals, Inc.* (a)	13,300	115,843
Insmed, Inc.* (a)	11,301	143,184
Insys Therapeutics, Inc.* (a)	4,208	67,286
Invitae Corp.* (a)	1,354	13,851
Ironwood Pharmaceuticals, Inc.*	22,967	251,259
Karyopharm Therapeutics, Inc.*	4,102	36,590
Keryx Biopharmaceuticals, Inc.* (a)	19,024	88,842
Kite Pharma, Inc.* (a)	5,869	269,446
La Jolla Pharmaceutical Co.*	2,543	53,174
Lexicon Pharmaceuticals, Inc.* (a)	7,372	88,095
Ligand Pharmaceuticals, Inc.* (a)	3,204	343,116
Lion Biotechnologies, Inc.*	7,994	40,610
Loxo Oncology, Inc.*	1,384	37,839
MacroGenics, Inc.*	5,785	108,469
MannKind Corp.* (a)	45,098	72,608
Medgenics, Inc.*	3,967	17,455
Merrimack Pharmaceuticals, Inc.* (a)	20,284	169,777
MiMedx Group, Inc.* (a)	19,430	169,818
Mirati Therapeutics, Inc.*	2,114	45,240
Momenta Pharmaceuticals, Inc.*	11,230	103,765
Myriad Genetics, Inc.* (a)	12,610	471,992
NantKwest, Inc.* (a)	1,143	9,395
Natera, Inc.*	1,719	16,365
Navidea Biopharmaceuticals, Inc.* (a)	28,442	26,863
Neurocrine Biosciences, Inc.*	15,516	613,658
NewLink Genetics Corp.* (a)	3,721	67,722
Nivalis Therapeutics, Inc.*	864	3,603
Northwest Biotherapeutics, Inc.* (a)	8,327	12,157
Novavax, Inc.* (a)	48,684	251,209
Oncocyte Corp.*	503	2,319
OncoMed Pharmaceuticals, Inc.*	3,010	30,431
Oncothyreon, Inc.*	17,389	22,084
Ophthotech Corp.*	4,313	182,311
Organovo Holdings, Inc.* (a)	16,581	35,981
Osiris Therapeutics, Inc. (a)	3,347	19,111
Otonomy, Inc.*	3,327	49,639
OvaScience, Inc.* (a)	4,166	39,535
PDL BioPharma, Inc.	29,382	97,842
Peregrine Pharmaceuticals, Inc.*	34,539	14,524
Pfenex, Inc.*	2,897	28,478
Portola Pharmaceuticals, Inc.*	9,047	184,559
Progenics Pharmaceuticals, Inc.*	12,334	53,776
Proteon Therapeutics, Inc.*	1,372	10,619
Prothena Corp. PLC*	6,121	251,940
PTC Therapeutics, Inc.* (a)	6,057	39,007
Radius Health, Inc.*	6,001	188,671
Raptor Pharmaceutical Corp.*	14,394	66,212
REGENXBIO, Inc.*	1,313	14,180
Regulus Therapeutics, Inc.* (a)	5,026	34,830
Repligen Corp.*	5,878	157,648
Retrophin, Inc.*	6,254	85,430
Rigel Pharmaceuticals, Inc.*	15,433	32,101
Sage Therapeutics, Inc.* (a)	2,820	90,409
Sangamo BioSciences, Inc.* (a)	12,450	75,322
Sarepta Therapeutics, Inc.* (a)	8,146	159,010
Seres Therapeutics, Inc.*	1,609	42,735
Sorrento Therapeutics, Inc.* (a)	5,039	27,110
Spark Therapeutics, Inc.* (a)	1,474	43,498
Spectrum Pharmaceuticals, Inc.*	12,122	77,096
Stemline Therapeutics, Inc.*	2,793	13,015
Synergy Pharmaceuticals, Inc.*	18,208	50,254
Synta Pharmaceuticals Corp.*	16,200	3,888
T2 Biosystems, Inc.*	1,622	15,993
TESARO, Inc.* (a)	4,259	187,524
TG Therapeutics, Inc.* (a)	6,586	56,113
Threshold Pharmaceuticals, Inc.*	11,801	5,428
Tobira Therapeutics, Inc.*	334	2,732
Tokai Pharmaceuticals, Inc.*	1,692	9,492
Trevena, Inc.*	5,873	48,570
Trovagene, Inc.* (a)	5,536	25,742
Ultragenyx Pharmaceutical, Inc.*	6,982	442,030
Vanda Pharmaceuticals, Inc.*	7,479	62,524
Verastem, Inc.*	5,492	8,677
Versartis, Inc.*	4,002	32,096
Vitae Pharmaceuticals, Inc.* (a)	2,357	15,627
Vital Therapies, Inc.* (a)	2,982	27,047
Voyager Therapeutics, Inc.*	1,042	9,097
vTv Therapeutics, Inc. "A"*	1,054	5,439
XBiotech, Inc.*	720	6,804
Xencor, Inc.*	5,068	68,013
XOMA Corp.*	16,323	12,618
Zafgen, Inc.*	3,074	20,534
ZIOPHARM Oncology, Inc.* (a)	21,011	155,902
		13,211,779
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.	4,124	187,188
ABIOMED, Inc.*	7,569	717,617
Accuray, Inc.*	14,254	82,388
Analogic Corp.	2,281	180,222
AngioDynamics, Inc.*	4,751	58,390
Anika Therapeutics, Inc.*	2,683	119,984
Antares Pharma, Inc.*	27,595	24,010
AtriCure, Inc.* (a)	5,076	85,429
Atrion Corp.	254	100,421
Cantel Medical Corp.	6,235	444,930
Cardiovascular Systems, Inc.*	5,795	60,094
Cerus Corp.*	17,361	102,951
ConforMIS, Inc.*	1,779	19,124
CONMED Corp.	5,058	212,133
Corindus Vascular Robotics, Inc.*	4,042	4,004
CryoLife, Inc.	4,545	48,859
Cutera, Inc.*	2,581	29,036
Cynosure, Inc. "A"*	3,974	175,333
EndoChoice Holdings, Inc.*	1,129	5,882
Endologix, Inc.*	13,310	111,272
Entellus Medical, Inc.*	982	17,863
Exactech, Inc.*	1,915	38,798
Genmark Diagnostics, Inc.*	7,401	39,003
Glaukos Corp.*	1,186	19,996
Globus Medical, Inc. "A"* (a)	12,473	296,234
Greatbatch, Inc.*	4,653	165,833
Haemonetics Corp.*	9,410	329,162
Halyard Health, Inc.* (a)	8,481	243,659
HeartWare International, Inc.*	3,104	97,528
ICU Medical, Inc.*	2,574	267,953
Inogen, Inc.*	2,818	126,754
Insulet Corp.*	10,292	341,283
Integra LifeSciences Holdings*	5,153	347,106
Invacare Corp.	5,966	78,572
InVivo Therapeutics Holdings Corp.* (a)	4,725	32,980
Invuity, Inc.*	790	5,704
iRadimed Corp.*	504	9,657
K2M Group Holdings, Inc.*	3,132	46,448
Lantheus Holdings, Inc.*	2,106	3,980
LDR Holding Corp.*	4,548	115,929
LeMaitre Vascular, Inc.	2,129	33,042
LivaNova PLC*	8,039	433,945
Masimo Corp.*	7,949	332,586
Meridian Bioscience, Inc.	7,524	155,070
Merit Medical Systems, Inc.*	7,942	146,848
Natus Medical, Inc.*	6,003	230,695
Neogen Corp.*	6,714	338,050
Nevro Corp.* (a)	2,982	167,767
Novocure Ltd.*	1,530	22,154
NuVasive, Inc.*	8,755	425,931
Nuvectra Corp.*	1,551	8,391
NxStage Medical, Inc.*	11,570	173,434
OraSure Technologies, Inc.*	9,901	71,584
Orthofix International NV*	3,359	139,466
Oxford Immunotec Global PLC*	3,585	35,527
Penumbra, Inc.*	834	38,364
Quidel Corp.*	5,151	88,906
Rockwell Medical, Inc.* (a)	8,999	67,582
RTI Surgical, Inc.*	10,252	41,008
SeaSpine Holdings Corp.*	1,475	21,594
Second Sight Medical Products, Inc.* (a)	2,102	10,153
Sientra, Inc.* (a)	1,289	8,817
Spectranetics Corp.* (a)	7,708	111,920
STAAR Surgical Co.*	6,939	51,279
STERIS PLC	15,410	1,094,880
SurModics, Inc.*	2,464	45,362
Tandem Diabetes Care, Inc.*	3,151	27,445
TransEnterix, Inc.* (a)	8,351	35,492
Unilife Corp.*	19,186	13,046
Utah Medical Products, Inc.	701	43,841
Vascular Solutions, Inc.*	3,140	102,144
Veracyte, Inc.*	2,403	12,976
West Pharmaceutical Services, Inc.	12,974	899,358
Wright Medical Group NV*	16,184	268,654
Zeltiq Aesthetics, Inc.*	5,930	161,059
		11,252,079
Health Care Providers & Services 2.6%
AAC Holdings, Inc.* (a)	1,413	27,963
Aceto Corp.	5,210	122,748
Addus HomeCare Corp.*	1,258	21,625
Adeptus Health, Inc. "A"* (a)	1,102	61,205
Air Methods Corp.* (a)	7,143	258,719
Alliance HealthCare Services, Inc.*	990	7,118
Almost Family, Inc.*	1,293	48,151
Amedisys, Inc.*	5,178	250,304
AMN Healthcare Services, Inc.*	8,675	291,567
AmSurg Corp.*	9,778	729,439
BioScrip, Inc.*	11,643	24,916
BioTelemetry, Inc.*	5,025	58,692
Capital Senior Living Corp.*	5,278	97,749
Chemed Corp. (a)	3,090	418,540
Civitas Solutions, Inc.*	2,144	37,370
CorVel Corp.*	1,546	60,943
Cross Country Healthcare, Inc.*	5,817	67,652
Diplomat Pharmacy, Inc.* (a)	6,621	181,415
ExamWorks Group, Inc.*	7,585	224,213
Five Star Quality Care, Inc.*	8,102	18,554
Genesis Healthcare, Inc.*	6,503	15,087
Healthequity, Inc.*	6,652	164,105
HealthSouth Corp. (a)	16,519	621,610
Healthways, Inc.*	5,542	55,919
Kindred Healthcare, Inc.	15,321	189,214
Landauer, Inc.	1,696	56,087
LHC Group, Inc.*	2,366	84,135
Magellan Health, Inc.*	4,523	307,247
Molina Healthcare, Inc.* (a)	7,113	458,717
National Healthcare Corp.	1,829	113,947
National Research Corp. "A"	1,954	30,385
Nobilis Health Corp.* (a)	5,671	17,694
Owens & Minor, Inc. (a)	11,436	462,243
PharMerica Corp.*	5,587	123,529
Providence Service Corp.*	2,447	124,968
RadNet, Inc.*	6,359	30,714
Select Medical Holdings Corp. (a)	19,215	226,929
Surgery Partners, Inc.*	2,869	38,043
Surgical Care Affiliates, Inc.*	3,847	178,039
Team Health Holdings, Inc.*	13,040	545,202
Teladoc, Inc.* (a)	1,631	15,658
The Ensign Group, Inc.	9,306	210,688
Triple-S Management Corp. "B"*	4,446	110,528
Trupanion, Inc.* (a)	2,904	28,604
U.S. Physical Therapy, Inc.	2,273	113,036
Universal American Corp.	9,059	64,681
WellCare Health Plans, Inc.*	7,973	739,496
		8,135,388
Health Care Technology 0.4%
Castlight Health, Inc. "B"*	5,996	19,967
Computer Programs & Systems, Inc. (a)	2,091	108,983
Connecture, Inc.*	1,230	3,149
Evolent Health, Inc. "A"*	2,273	24,003
HealthStream, Inc.*	4,529	100,046
HMS Holdings Corp.*	15,231	218,565
Imprivata, Inc.*	1,453	18,351
Medidata Solutions, Inc.*	10,015	387,681
Omnicell, Inc.*	6,503	181,238
Press Ganey Holdings, Inc.*	1,817	54,655
Quality Systems, Inc.	9,013	137,358
Vocera Communications, Inc.*	4,881	62,233
		1,316,229
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.*	4,467	64,191
Affymetrix, Inc.*	14,162	198,410
Albany Molecular Research, Inc.* (a)	4,471	68,361
Cambrex Corp.*	5,703	250,932
Fluidigm Corp.*	5,197	41,940
Harvard Bioscience, Inc.*	5,940	17,939
INC Research Holdings, Inc. "A"*	2,368	97,585
Luminex Corp.*	7,698	149,341
NanoString Technologies, Inc.*	2,383	36,269
NeoGenomics, Inc.*	9,491	63,969
Pacific Biosciences of California, Inc.*	12,626	107,321
PAREXEL International Corp.*	9,968	625,293
PRA Health Sciences, Inc.*	3,625	155,005
Sequenom, Inc.* (a)	22,054	31,096
		1,907,652
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc.*	1,042	19,746
Aerie Pharmaceuticals, Inc.* (a)	3,642	44,287
Agile Therapeutics, Inc.*	1,853	11,507
Alimera Sciences, Inc.*	5,299	9,273
Amphastar Pharmaceuticals, Inc.*	5,723	68,676
ANI Pharmaceuticals, Inc.*	1,483	49,918
Aralez Pharmaceuticals, Inc.*	9,634	34,201
Aratana Therapeutics, Inc.*	5,044	27,843
Assembly Biosciences, Inc.*	2,549	12,796
BioDelivery Sciences International, Inc.*	8,239	26,612
Carbylan Therapeutics, Inc.*	2,208	1,420
Catalent, Inc.*	15,165	404,450
Cempra, Inc.* (a)	6,368	111,567
Collegium Pharmaceutical, Inc.*	1,191	21,617
Corcept Therapeutics, Inc.*	11,313	52,945
Corium International, Inc.*	2,209	8,527
DepoMed, Inc.* (a)	10,999	153,216
Dermira, Inc.*	2,848	58,897
Durect Corp.*	19,958	26,943
Endocyte, Inc.* (a)	7,143	22,143
Flex Pharma, Inc.*	1,001	10,981
Foamix Pharmaceuticals Ltd.*	4,017	26,191
Heska Corp.*	1,013	28,870
Impax Laboratories, Inc.*	13,018	416,836
Innoviva, Inc. (a)	15,238	191,846
Intersect ENT, Inc.*	3,071	58,349
Intra-Cellular Therapies, Inc.*	4,863	135,191
Lannett Co., Inc.* (a)	4,748	85,132
Medicines Co.* (a)	12,014	381,685
MyoKardia, Inc.*	1,133	12,134
Nektar Therapeutics*	23,921	328,914
Neos Therapeutics, Inc.*	949	10,240
Ocular Therapeutix, Inc.*	2,700	26,082
Omeros Corp.* (a)	7,005	107,457
Orexigen Therapeutics, Inc.*	18,175	10,227
Pacira Pharmaceuticals, Inc.*	6,616	350,516
Paratek Pharmaceuticals, Inc.*	2,166	32,858
Pernix Therapeutics Holdings, Inc.*	7,755	8,143
Phibro Animal Health Corp. "A"	3,126	84,527
Prestige Brands Holdings, Inc.*	9,515	508,006
Relypsa, Inc.* (a)	5,832	79,024
Revance Therapeutics, Inc.* (a)	3,323	58,019
Sagent Pharmaceuticals, Inc.*	3,892	47,366
Sciclone Pharmaceuticals, Inc.*	8,877	97,647
Sucampo Pharmaceuticals, Inc. "A"*	4,384	47,917
Supernus Pharmaceuticals, Inc.*	6,095	92,949
Teligent, Inc.*	7,350	36,015
Tetraphase Pharmaceuticals, Inc.*	6,769	31,340
TherapeuticsMD, Inc.* (a)	26,063	166,803
Theravance Biopharma, Inc.*	5,174	97,271
VIVUS, Inc.*	17,499	24,499
XenoPort, Inc.*	10,279	46,358
Zogenix, Inc.*	4,591	42,421
Zynerba Pharmaceuticals, Inc.*	593	5,604
		4,854,002
Industrials 12.4%
Aerospace & Defense 1.3%
AAR Corp.	6,446	149,998
Aerojet Rocketdyne Holdings, Inc.*	11,480	188,042
Aerovironment, Inc.*	3,512	99,460
American Science & Engineering, Inc.	1,330	36,828
Astronics Corp.*	3,940	150,311
Cubic Corp.	3,899	155,804
Curtiss-Wright Corp.	8,074	610,959
DigitalGlobe, Inc.*	11,668	201,856
Ducommun, Inc.*	2,027	30,912
Engility Holdings, Inc.*	3,205	60,126
Esterline Technologies Corp.*	5,340	342,134
HEICO Corp.	3,470	208,651
HEICO Corp. "A"	7,240	344,624
KLX, Inc.*	9,590	308,223
Kratos Defense & Security Solutions, Inc.*	8,085	40,021
Moog, Inc. "A"*	6,651	303,818
National Presto Industries, Inc.	908	76,036
Sparton Corp.*	1,931	34,739
Taser International, Inc.*	9,603	188,507
Teledyne Technologies, Inc.*	6,375	561,892
The Keyw Holding Corp.*	6,163	40,922
Vectrus, Inc.*	1,876	42,679
		4,176,542
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	9,400	144,572
Atlas Air Worldwide Holdings, Inc.*	4,601	194,484
Echo Global Logistics, Inc.* (a)	5,317	144,410
Forward Air Corp.	5,638	255,514
Hub Group, Inc. "A"*	6,591	268,847
Park-Ohio Holdings Corp.	1,557	66,671
Radiant Logistics, Inc.*	6,018	21,484
XPO Logistics, Inc.* (a)	12,981	398,517
		1,494,499
Airlines 0.4%
Allegiant Travel Co.	2,428	432,330
Hawaiian Holdings, Inc.*	8,665	408,901
SkyWest, Inc.	9,485	189,605
Virgin America, Inc.* (a)	4,503	173,636
		1,204,472
Building Products 1.0%
AAON, Inc.	7,521	210,588
Advanced Drainage Systems, Inc. (a)	6,017	128,162
American Woodmark Corp.*	2,352	175,436
Apogee Enterprises, Inc.	5,328	233,846
Builders FirstSource, Inc.*	9,080	102,332
Continental Building Products, Inc.*	5,662	105,087
Gibraltar Industries, Inc.*	5,599	160,131
Griffon Corp.	6,106	94,338
Insteel Industries, Inc.	3,465	105,925
Masonite International Corp.*	5,475	358,612
NCI Building Systems, Inc.*	4,866	69,097
Nortek, Inc.*	1,727	83,397
Patrick Industries, Inc.*	2,316	105,123
PGT, Inc.*	8,826	86,848
Ply Gem Holdings, Inc.*	3,833	53,854
Quanex Building Products Corp.	6,145	106,677
Simpson Manufacturing Co., Inc.	7,659	292,344
Trex Co., Inc.*	5,411	259,349
Universal Forest Products, Inc.	3,670	314,959
		3,046,105
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	10,170	328,593
Acco Brands Corp.*	19,775	177,580
ARC Document Solutions, Inc.*	6,959	31,316
Brady Corp. "A"	8,747	234,769
Casella Waste Systems, Inc. "A"*	7,335	49,145
CECO Environmental Corp.	4,995	31,019
Civeo Corp.*	19,107	23,502
Deluxe Corp.	9,017	563,472
Ennis, Inc.	4,602	89,969
Essendant, Inc.	6,993	223,287
G&K Services, Inc. "A"	3,651	267,436
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	12,920	475,585
Heritage-Crystal Clean, Inc.*	2,282	22,683
Herman Miller, Inc. (a)	10,831	334,570
HNI Corp.	8,072	316,180
Innerworkings, Inc.*	6,711	53,352
Interface, Inc.	12,077	223,908
Kimball International, Inc. "B"	6,127	69,541
Knoll, Inc.	8,952	193,811
Matthews International Corp. "A"	5,979	307,739
McGrath RentCorp.	4,329	108,571
Mobile Mini, Inc.	8,358	275,981
MSA Safety, Inc.	5,347	258,527
Multi-Color Corp.	2,274	121,318
NL Industries, Inc.*	1,487	3,361
Quad Graphics, Inc.	5,093	65,903
SP Plus Corp.* (a)	2,972	71,506
Steelcase, Inc. "A"	15,135	225,814
Team, Inc.*	5,197	157,885
Tetra Tech, Inc.	10,955	326,678
The Brink's Co.	8,863	297,708
TRC Companies, Inc.*	3,034	21,997
U.S. Ecology, Inc. (a)	4,004	176,817
UniFirst Corp.	2,701	294,733
Viad Corp.	3,658	106,667
VSE Corp.	743	50,442
West Corp.	9,534	217,566
		6,798,931
Construction & Engineering 0.8%
Aegion Corp.*	6,572	138,603
Ameresco, Inc. "A"*	3,334	15,903
Argan, Inc.	2,421	85,122
Comfort Systems U.S.A., Inc.	6,831	217,021
Dycom Industries, Inc.*	6,162	398,496
EMCOR Group, Inc.	11,348	551,513
Granite Construction, Inc.	7,175	342,965
Great Lakes Dredge & Dock Co.*	10,493	46,799
HC2 Holdings, Inc.*	3,493	13,343
MasTec, Inc.*	12,224	247,414
MYR Group, Inc.*	3,520	88,387
Northwest Pipe Co.*	1,848	17,039
NV5 Holdings, Inc.*	908	24,362
Orion Marine Group, Inc.*	5,697	29,510
Primoris Services Corp.	7,026	170,732
Tutor Perini Corp.*	6,901	107,242
		2,494,451
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,111	19,998
AZZ, Inc.	4,696	265,794
Encore Wire Corp.	3,769	146,727
EnerSys	8,042	448,100
Enphase Energy, Inc.* (a)	4,901	11,419
Franklin Electric Co., Inc.	8,688	279,493
FuelCell Energy, Inc.* (a)	3,508	23,749
Generac Holdings, Inc.*	12,538	466,915
General Cable Corp. (a)	8,746	106,789
LSI Industries, Inc.	3,887	45,672
Plug Power, Inc.* (a)	32,070	65,744
Powell Industries, Inc.	1,624	48,411
Power Solutions International, Inc.* (a)	777	10,723
PowerSecure International, Inc.*	4,147	77,507
Preformed Line Products Co.	538	19,648
Sunrun, Inc.* (a)	3,076	19,933
Thermon Group Holdings, Inc.*	5,949	104,464
Vicor Corp.*	3,238	33,934
		2,195,020
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,982	111,852
Machinery 2.8%
Accuride Corp.*	7,320	11,346
Actuant Corp. "A"	10,874	268,697
Alamo Group, Inc.	1,719	95,765
Albany International Corp. "A"	5,198	195,393
Altra Industrial Motion Corp.	4,791	133,094
American Railcar Industries, Inc. (a)	1,760	71,685
Astec Industries, Inc.	3,385	157,978
Barnes Group, Inc.	9,936	348,058
Blount International, Inc.*	8,369	83,523
Blue Bird Corp.*	913	9,906
Briggs & Stratton Corp.	7,981	190,906
Chart Industries, Inc.*	5,533	120,177
CIRCOR International, Inc. (a)	3,099	143,763
CLARCOR, Inc.	9,079	524,675
Columbus McKinnon Corp.	3,529	55,617
Commercial Vehicle Group, Inc.*	5,156	13,663
Douglas Dynamics, Inc.	4,083	93,542
EnPro Industries, Inc.	4,189	241,621
ESCO Technologies, Inc.	4,662	181,725
Federal Signal Corp.	11,478	152,198
FreightCar America, Inc.	2,340	36,457
Global Brass & Copper Holdings, Inc.	4,011	100,074
Gorman-Rupp Co.	3,401	88,188
Graham Corp.	1,917	38,167
Greenbrier Companies, Inc. (a)	4,725	130,599
Harsco Corp.	14,588	79,505
Hillenbrand, Inc.	11,429	342,299
Hurco Companies, Inc.	1,216	40,116
Hyster-Yale Materials Handling, Inc.	1,695	112,887
John Bean Technologies Corp.	5,330	300,665
Kadant, Inc.	1,957	88,378
L.B. Foster Co. "A"	1,832	33,269
Lindsay Corp. (a)	2,110	151,097
Lydall, Inc.*	3,117	101,365
Meritor, Inc.*	16,552	133,409
Milacron Holdings Corp.* (a)	2,527	41,670
Miller Industries, Inc.	2,077	42,122
Mueller Industries, Inc.	10,361	304,821
Mueller Water Products, Inc. "A"	29,328	289,761
Navistar International Corp.* (a)	9,473	118,602
NN, Inc.	4,876	66,704
Omega Flex, Inc.	496	17,251
Proto Labs, Inc.* (a)	4,243	327,093
RBC Bearings, Inc.*	4,255	311,721
Rexnord Corp.*	18,483	373,726
Standex International Corp.	2,345	182,464
Sun Hydraulics Corp.	4,163	138,170
Tennant Co.	3,366	173,282
The ExOne Co.* (a)	1,931	25,373
Titan International, Inc.	8,353	44,939
TriMas Corp.*	8,112	142,122
Twin Disc, Inc.	1,624	16,451
Wabash National Corp.*	12,289	162,215
Watts Water Technologies, Inc. "A"	5,134	283,037
Woodward, Inc.	11,221	583,716
Xerium Technologies, Inc.*	2,086	10,889
		8,525,936
Marine 0.1%
Eagle Bulk Shipping, Inc.*	3,956	1,424
Golden Ocean Group Ltd.*	11,152	7,751
Matson, Inc.	7,889	316,901
Navios Maritime Holdings, Inc.	14,843	16,773
Safe Bulkers, Inc. (a)	7,578	6,089
Scorpio Bulkers, Inc.*	8,102	26,574
Ultrapetrol Bahamas Ltd.*	2,116	571
		376,083
Professional Services 1.3%
Acacia Research Corp.	9,463	35,865
Barrett Business Services, Inc.	1,313	37,749
CBIZ, Inc.* (a)	8,815	88,943
CDI Corp.	2,751	17,276
CEB, Inc.	6,054	391,875
CRA International, Inc.*	1,670	32,799
Exponent, Inc.	4,732	241,379
Franklin Covey Co.*	2,246	39,507
FTI Consulting, Inc.*	7,581	269,201
GP Strategies Corp.*	2,455	67,267
Heidrick & Struggles International, Inc.	3,273	77,570
Hill International, Inc.*	6,498	21,898
Huron Consulting Group, Inc.*	3,908	227,407
ICF International, Inc.*	3,482	119,676
Insperity, Inc.	2,927	151,414
Kelly Services, Inc. "A" (a)	5,269	100,743
Kforce, Inc.	4,437	86,877
Korn/Ferry International	9,138	258,514
Mistras Group, Inc.*	3,048	75,499
Navigant Consulting, Inc.*	8,795	139,049
On Assignment, Inc.*	9,355	345,387
Pendrell Corp.*	30,847	16,349
Resources Connection, Inc.	6,830	106,275
RPX Corp.*	9,811	110,472
The Advisory Board Co.*	7,691	248,035
TriNet Group, Inc.*	7,529	108,041
TrueBlue, Inc.*	7,537	197,093
Volt Information Sciences, Inc.*	1,697	12,778
WageWorks, Inc.*	6,506	329,269
		3,954,207
Road & Rail 0.5%
ArcBest Corp.	4,675	100,933
Celadon Group, Inc.	4,774	50,032
Covenant Transportation Group, Inc. "A"*	2,085	50,436
Heartland Express, Inc. (a)	8,655	160,550
Knight Transportation, Inc. (a)	11,380	297,587
Marten Transport Ltd.	4,221	79,017
P.A.M. Transportation Services, Inc.*	585	18,018
Roadrunner Transportation Systems, Inc.*	4,971	61,939
Saia, Inc.*	4,555	128,223
Swift Transportation Co.* (a)	16,109	300,111
Universal Truckload Services, Inc.	1,559	25,677
USA Truck, Inc.*	1,751	32,989
Werner Enterprises, Inc.	8,110	220,268
YRC Worldwide, Inc.*	5,986	55,789
		1,581,569
Trading Companies & Distributors 0.7%
Aircastle Ltd.	11,423	254,048
Applied Industrial Technologies, Inc.	7,304	316,994
Beacon Roofing Supply, Inc.*	8,994	368,844
BMC Stock Holdings, Inc.*	6,796	112,950
CAI International, Inc.*	3,112	30,062
DXP Enterprises, Inc.*	2,233	39,211
H&E Equipment Services, Inc.	5,719	100,254
Kaman Corp.	4,971	212,212
Lawson Products, Inc.*	1,030	20,167
MRC Global, Inc.*	18,810	247,163
Neff Corp. "A"*	2,041	15,185
Rush Enterprises, Inc. "A"*	6,332	115,496
TAL International Group, Inc.	6,007	92,748
Textainer Group Holdings Ltd. (a)	3,931	58,336
Titan Machinery, Inc.*	3,140	36,298
Univar, Inc.*	7,197	123,644
Veritiv Corp.*	1,449	53,990
		2,197,602
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	11,126	160,103
Information Technology 17.3%
Communications Equipment 1.5%
ADTRAN, Inc.	8,888	179,715
Aerohive Networks, Inc.*	4,136	20,639
Alliance Fiber Optic Products, Inc.*	2,781	41,131
Applied Optoelectronics, Inc.*	3,073	45,818
Bel Fuse, Inc. "B"	1,920	28,032
Black Box Corp.	2,889	38,915
CalAmp Corp.*	6,565	117,710
Calix, Inc.*	8,087	57,337
Ciena Corp.* (a)	22,283	423,823
Clearfield, Inc.*	2,150	34,550
Comtech Telecommunications Corp.	2,918	68,194
Digi International, Inc.*	4,653	43,878
EMCORE Corp.*	3,545	17,725
Extreme Networks, Inc.*	18,233	56,705
Finisar Corp.* (a)	18,998	346,524
Harmonic, Inc.*	15,867	51,885
Infinera Corp.* (a)	24,091	386,901
InterDigital, Inc.	6,544	364,174
Ixia*	10,891	135,702
KVH Industries, Inc.*	3,080	29,414
NETGEAR, Inc.*	5,860	236,568
NetScout Systems, Inc.*	16,617	381,692
Novatel Wireless, Inc.*	6,681	11,825
Oclaro, Inc.* (a)	17,698	95,569
Plantronics, Inc.	6,372	249,719
Polycom, Inc.*	24,532	273,532
Ruckus Wireless, Inc.* (a)	13,476	132,200
ShoreTel, Inc.*	11,773	87,591
Sonus Networks, Inc.*	8,861	66,723
Ubiquiti Networks, Inc.* (a)	5,232	174,069
ViaSat, Inc.* (a)	7,719	567,192
		4,765,452
Electronic Equipment, Instruments & Components 2.9%
Agilysys, Inc.*	2,773	28,312
Anixter International, Inc.* (a)	5,181	269,982
AVX Corp.	8,198	103,049
Badger Meter, Inc. (a)	2,627	174,722
Belden, Inc.	7,723	474,038
Benchmark Electronics, Inc.*	9,587	220,980
Checkpoint Systems, Inc.*	7,456	75,455
Coherent, Inc.*	4,332	398,111
Control4 Corp.*	3,702	29,468
CTS Corp.	5,897	92,819
Daktronics, Inc.	7,095	56,051
DTS, Inc.*	3,280	71,438
Electro Rent Corp.	3,196	29,595
ePlus, Inc.*	1,006	80,993
Fabrinet*	6,327	204,678
FARO Technologies, Inc.*	3,126	100,689
FEI Co.	7,507	668,198
GSI Group, Inc.*	6,109	86,503
II-VI, Inc.*	9,624	208,937
Insight Enterprises, Inc.*	7,105	203,487
InvenSense, Inc.* (a)	13,880	116,592
Itron, Inc.*	7,017	292,749
Kimball Electronics, Inc.*	5,141	57,425
Knowles Corp.* (a)	15,937	210,050
Littelfuse, Inc.	4,081	502,412
Mercury Systems, Inc.*	6,120	124,236
Mesa Laboratories, Inc.	535	51,547
Methode Electronics, Inc.	7,001	204,709
MTS Systems Corp.	2,672	162,591
Multi-Fineline Electronix, Inc.*	1,663	38,598
Newport Corp.*	7,120	163,760
OSI Systems, Inc.*	3,593	235,306
Park Electrochemical Corp.	3,659	58,581
PC Connection, Inc.	1,972	50,897
Plexus Corp.*	6,142	242,732
QLogic Corp.*	15,014	201,788
Rofin-Sinar Technologies, Inc.*	5,078	163,613
Rogers Corp.*	3,423	204,935
Sanmina Corp.*	14,210	332,230
ScanSource, Inc.*	4,851	195,883
SYNNEX Corp. (a)	5,195	481,005
Systemax, Inc.*	2,113	18,531
Tech Data Corp.*	6,629	508,908
TTM Technologies, Inc.*	10,535	70,058
Universal Display Corp.* (a)	7,294	394,605
Vishay Intertechnology, Inc. (a)	24,626	300,684
Vishay Precision Group, Inc.*	2,383	33,386
		8,995,316
Internet Software & Services 2.1%
Actua Corp.*	7,305	66,110
Alarm.com Holdings, Inc.* (a)	1,384	32,801
Amber Road, Inc.*	3,143	17,004
Angie's List, Inc.*	8,140	65,690
Apigee Corp.*	910	7,562
Appfolio, Inc. "A"* (a)	967	11,836
Bankrate, Inc.*	11,979	109,847
Bazaarvoice, Inc.* (a)	11,136	35,078
Benefitfocus, Inc.* (a)	1,400	46,690
Blucora, Inc.*	7,603	39,231
Box, Inc. "A"* (a)	2,318	28,419
Brightcove, Inc.*	6,270	39,125
Carbonite, Inc.*	3,452	27,512
Care.com, Inc.*	3,405	20,941
ChannelAdvisor Corp.*	4,006	45,068
Cimpress NV* (a)	5,935	538,245
comScore, Inc.* (a)	8,887	266,965
Cornerstone OnDemand, Inc.*	9,790	320,818
Cvent, Inc.*	4,182	89,495
Demandware, Inc.* (a)	6,073	237,454
DHI Group, Inc.*	8,208	66,239
EarthLink Holdings Corp. (a)	18,664	105,825
Endurance International Group Holdings, Inc.* (a)	10,488	110,439
Envestnet, Inc.*	7,088	192,794
Everyday Health, Inc.*	3,835	21,476
Five9, Inc.*	4,224	37,551
Gogo, Inc.* (a)	10,316	113,579
GrubHub, Inc.* (a)	13,662	343,326
GTT Communications, Inc.*	4,370	72,280
Hortonworks, Inc.* (a)	1,333	15,063
inContact, Inc.* (a)	11,114	98,803
Instructure, Inc.*	917	16,451
Internap Corp.*	10,174	27,775
Intralinks Holdings, Inc.*	7,180	56,578
j2 Global, Inc. (a)	8,692	535,253
Limelight Networks, Inc.*	11,982	21,687
Liquidity Services, Inc.*	4,070	21,083
LivePerson, Inc.*	10,640	62,244
LogMeIn, Inc.*	4,476	225,859
Marchex, Inc. "B"	6,255	27,835
Marin Software, Inc.*	5,130	15,493
Marketo, Inc.*	6,400	125,248
MaxPoint Interactive, Inc.*	1,219	2,158
MINDBODY, Inc. "A"* (a)	1,229	16,383
Monster Worldwide, Inc.* (a)	16,784	54,716
New Relic, Inc.*	1,066	27,801
NIC, Inc.	11,970	215,819
OPOWER, Inc.* (a)	4,637	31,578
Q2 Holdings, Inc.*	3,464	83,275
QuinStreet, Inc.*	6,773	23,164
Quotient Technology, Inc.* (a)	10,950	116,070
RealNetworks, Inc.*	4,458	18,099
Reis, Inc.	1,434	33,771
RetailMeNot, Inc.*	6,980	55,910
Rocket Fuel, Inc.*	4,686	14,761
SciQuest, Inc.*	4,950	68,706
Shutterstock, Inc.* (a)	3,513	129,032
SPS Commerce, Inc.*	3,028	130,022
Stamps.com, Inc.*	2,601	276,434
TechTarget, Inc.*	3,806	28,241
Travelzoo, Inc.*	1,394	11,319
TrueCar, Inc.*	8,686	48,555
United Online, Inc.*	2,605	30,062
Web.com Group, Inc.*	8,050	159,551
WebMD Health Corp.*	6,869	430,205
Wix.com Ltd.*	3,347	67,844
Xactly Corp.*	1,326	9,083
XO Group, Inc.*	4,722	75,788
		6,517,119
IT Services 2.6%
6D Global Technologies, Inc.*	2,212	664
Acxiom Corp.*	14,204	304,534
Blackhawk Network Holdings, Inc.*	9,820	336,826
CACI International, Inc. "A"*	4,375	466,813
Cardtronics, Inc.* (a)	8,162	293,750
Cass Information Systems, Inc. (a)	2,093	109,569
CIBER, Inc.*	13,919	29,369
Convergys Corp.	17,885	496,666
CSG Systems International, Inc.	5,999	270,915
Datalink Corp.*	3,701	33,827
EPAM Systems, Inc.*	8,847	660,605
Euronet Worldwide, Inc.*	9,350	692,928
Everi Holdings, Inc.*	12,802	29,317
EVERTEC, Inc.	12,062	168,627
Exlservice Holdings, Inc.*	6,063	314,063
Forrester Research, Inc.	1,806	60,700
Heartland Payment Systems, Inc.	6,610	638,328
Lionbridge Technologies, Inc.*	11,340	57,380
Luxoft Holding, Inc.*	3,345	184,075
ManTech International Corp. "A"	4,474	143,123
MAXIMUS, Inc.	11,924	627,679
Moduslink Global Solutions, Inc.*	7,578	11,140
MoneyGram International, Inc.*	5,165	31,610
NeuStar, Inc. "A"* (a)	10,116	248,854
Perficient, Inc.*	6,437	139,812
PFSweb, Inc.*	2,143	28,116
Science Applications International Corp.	8,339	444,802
ServiceSource International, Inc.*	10,517	44,802
Sykes Enterprises, Inc.*	7,125	215,033
Syntel, Inc.*	5,714	285,300
TeleTech Holdings, Inc.	2,899	80,476
The Hackett Group, Inc.	4,281	64,729
Travelport Worldwide Ltd.	19,294	263,556
Unisys Corp.* (a)	8,986	69,192
Virtusa Corp.*	5,409	202,621
		8,049,801
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	7,478	260,160
Advanced Micro Devices, Inc.* (a)	115,892	330,292
Alpha & Omega Semiconductor Ltd.*	3,295	39,046
Ambarella, Inc.* (a)	5,694	254,522
Amkor Technology, Inc.*	18,317	107,887
Applied Micro Circuits Corp.* (a)	14,479	93,534
Axcelis Technologies, Inc.*	20,267	56,748
Brooks Automation, Inc.	12,189	126,766
Cabot Microelectronics Corp.	4,455	182,254
Cascade Microtech, Inc.*	2,486	51,261
Cavium, Inc.*	10,002	611,722
CEVA, Inc.*	3,685	82,913
Cirrus Logic, Inc.*	11,489	418,314
Cohu, Inc.	4,724	56,121
Diodes, Inc.*	6,702	134,710
DSP Group, Inc.*	4,147	37,821
Entegris, Inc.*	25,456	346,711
Exar Corp.*	7,341	42,211
Fairchild Semiconductor International, Inc.*	21,073	421,460
FormFactor, Inc.*	10,237	74,423
Inphi Corp.*	7,021	234,080
Integrated Device Technology, Inc.*	24,535	501,495
Intersil Corp. "A"	23,926	319,891
IXYS Corp.	4,649	52,162
Kopin Corp.*	12,506	20,760
Lattice Semiconductor Corp.*	21,230	120,586
MA-COM Technology Solutions Holdings, Inc.* (a)	4,197	183,787
Mattson Technology, Inc.*	13,294	48,523
MaxLinear, Inc. "A"*	9,960	184,260
Microsemi Corp.*	19,615	751,451
MKS Instruments, Inc.	9,678	364,377
Monolithic Power Systems, Inc.	7,145	454,708
Nanometrics, Inc.*	4,448	70,456
NeoPhotonics Corp.*	4,959	69,624
NVE Corp.	923	52,177
PDF Solutions, Inc.*	4,796	64,170
Photronics, Inc.*	11,852	123,379
Power Integrations, Inc.	5,361	266,227
Rambus, Inc.*	21,079	289,836
Rudolph Technologies, Inc.*	5,643	77,083
Semtech Corp.*	12,118	266,475
Sigma Designs, Inc.*	6,287	42,752
Silicon Laboratories, Inc.*	7,732	347,631
Synaptics, Inc.* (a)	6,668	531,706
Tessera Technologies, Inc.	9,564	296,484
Ultra Clean Holdings, Inc.*	5,730	30,713
Ultratech, Inc.*	4,922	107,496
Veeco Instruments, Inc.*	7,324	142,672
Xcerra Corp.*	9,590	62,527
		9,806,364
Software 4.4%
A10 Networks, Inc.*	6,025	35,668
ACI Worldwide, Inc.*	21,111	438,898
American Software, Inc. "A"	4,582	41,238
Aspen Technology, Inc.*	15,396	556,257
AVG Technologies NV*	7,437	154,318
Barracuda Networks, Inc.*	1,539	23,701
Blackbaud, Inc.	8,479	533,244
Bottomline Technologies de, Inc.*	7,481	228,096
BroadSoft, Inc.*	5,342	215,550
Callidus Software*	10,122	168,835
Code Rebel Corp.*	227	1,062
CommVault Systems, Inc.*	8,213	354,555
Digimarc Corp.* (a)	1,376	41,693
Digital Turbine, Inc.*	8,641	10,283
Ebix, Inc. (a)	4,827	196,893
Ellie Mae, Inc.*	5,339	483,927
EnerNOC, Inc.*	4,775	35,717
EPIQ Systems, Inc.	5,709	85,749
Fair Isaac Corp.	5,610	595,165
FleetMatics Group PLC* (a)	6,921	281,754
Gigamon, Inc.* (a)	5,042	156,403
Globant SA*	2,733	84,340
Glu Mobile, Inc.*	21,698	61,188
Guidance Software, Inc.*	3,374	14,508
Guidewire Software, Inc.* (a)	12,676	690,588
HubSpot, Inc.* (a)	3,378	147,348
Imperva, Inc.*	5,081	256,591
Infoblox, Inc.* (a)	10,846	185,467
Interactive Intelligence Group*	3,170	115,451
Jive Software, Inc.*	8,429	31,862
Manhattan Associates, Inc.*	13,343	758,816
Mentor Graphics Corp.	16,697	339,450
MicroStrategy, Inc. "A"*	1,690	303,727
MobileIron, Inc.*	6,904	31,206
Model N, Inc.*	3,754	40,431
Monotype Imaging Holdings, Inc.	7,359	176,027
Park City Group, Inc.* (a)	1,860	16,814
Paycom Software, Inc.* (a)	5,774	205,554
Paylocity Holding Corp.*	2,768	90,624
Pegasystems, Inc.	6,430	163,193
Progress Software Corp.*	9,267	223,520
Proofpoint, Inc.*	7,140	383,989
PROS Holdings, Inc.*	4,400	51,876
QAD, Inc. "A"	1,815	38,569
Qlik Technologies, Inc.*	16,538	478,279
Qualys, Inc.*	4,480	113,389
Rapid7, Inc.*	1,376	17,984
RealPage, Inc.*	9,650	201,106
RingCentral, Inc. "A"*	9,789	154,177
Rovi Corp.*	14,978	307,199
Rubicon Project, Inc.*	4,556	83,284
Sapiens International Corp.	4,445	53,251
Seachange International, Inc.*	6,212	34,290
Silver Spring Networks, Inc.*	6,673	98,427
Synchronoss Technologies, Inc.*	7,064	228,450
Take-Two Interactive Software, Inc.*	15,283	575,711
Tangoe, Inc.* (a)	6,819	53,802
TeleNav, Inc.*	5,465	32,244
Textura Corp.*	3,543	66,006
TiVo, Inc.*	17,512	166,539
TubeMogul, Inc.*	2,911	37,668
Tyler Technologies, Inc.*	6,091	783,364
Varonis Systems, Inc.*	1,592	29,054
VASCO Data Security International, Inc.*	5,249	80,835
Verint Systems, Inc.*	11,102	370,585
Virnetx Holding Corp.* (a)	8,276	37,987
Workiva, Inc.*	1,335	15,553
Xura, Inc.*	4,223	83,066
Zendesk, Inc.*	10,243	214,386
Zix Corp.*	10,252	40,290
		13,407,071
Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.* (a)	5,742	38,816
CPI Card Group, Inc. (a)	3,126	25,758
Cray, Inc.*	7,445	312,020
Diebold, Inc.	11,752	339,750
Eastman Kodak Co.*	3,132	33,982
Electronics for Imaging, Inc.*	8,476	359,298
Imation Corp.*	6,231	9,658
Immersion Corp.*	5,045	41,672
Nimble Storage, Inc.*	9,311	72,998
Pure Storage, Inc. "A"* (a)	5,210	71,325
Quantum Corp.*	35,468	21,635
Silicon Graphics International Corp.*	6,646	47,320
Stratasys Ltd.* (a)	9,309	241,289
Super Micro Computer, Inc.*	6,650	226,632
Violin Memory, Inc.*	16,156	8,437
		1,850,590
Materials 3.7%
Chemicals 1.8%
A. Schulman, Inc.	5,399	146,961
American Vanguard Corp.	5,194	81,961
Axiall Corp.	12,862	280,906
Balchem Corp.	5,638	349,669
Calgon Carbon Corp.	9,436	132,293
Chase Corp.	1,245	65,475
Chemtura Corp.*	12,196	321,974
Core Molding Technologies, Inc.*	1,367	17,060
Ferro Corp.*	13,062	155,046
Flotek Industries, Inc.*	9,707	71,152
FutureFuel Corp.	4,428	52,206
H.B. Fuller Co.	9,149	388,375
Hawkins, Inc.	1,895	68,391
Innophos Holdings, Inc.	3,544	109,545
Innospec, Inc.	4,422	191,738
Intrepid Potash, Inc.*	10,074	11,182
KMG Chemicals, Inc.	1,821	42,010
Koppers Holdings, Inc.*	3,860	86,734
Kraton Performance Polymers, Inc.*	5,816	100,617
Kronos Worldwide, Inc.	3,931	22,485
LSB Industries, Inc.*	3,467	44,204
Minerals Technologies, Inc.	6,307	358,553
Olin Corp.	29,762	516,966
Omnova Solutions, Inc.*	8,410	46,760
PolyOne Corp.	16,110	487,327
Quaker Chemical Corp.	2,446	207,568
Rayonier Advanced Materials, Inc.	7,224	68,628
Rentech, Inc.*	3,832	8,507
Senomyx, Inc.*	8,590	22,334
Sensient Technologies Corp.	8,433	535,158
Solazyme, Inc.* (a)	15,124	30,702
Stepan Co.	3,484	192,630
Trecora Resources*	3,644	35,055
Tredegar Corp.	4,473	70,316
Trinseo SA*	2,043	75,203
Tronox Ltd. "A"	11,102	70,942
Valhi, Inc.	3,392	4,003
		5,470,636
Construction Materials 0.2%
Headwaters, Inc.*	13,201	261,908
Summit Materials, Inc. "A"*	5,753	111,896
U.S. Concrete, Inc.*	2,618	155,980
United States Lime & Minerals, Inc.	377	22,624
		552,408
Containers & Packaging 0.3%
AEP Industries, Inc.	712	46,992
Berry Plastics Group, Inc.*	21,580	780,117
Greif, Inc. "A"	5,666	185,561
Multi Packaging Solutions International Ltd.*	3,439	55,815
Myers Industries, Inc.	4,338	55,787
		1,124,272
Metals & Mining 0.9%
AK Steel Holding Corp.* (a)	32,619	134,716
Carpenter Technology Corp.	8,488	290,544
Century Aluminum Co.*	8,751	61,695
Cliffs Natural Resources, Inc.* (a)	32,656	97,968
Coeur Mining, Inc.* (a)	25,228	141,781
Commercial Metals Co.	21,035	356,964
Ferroglobe PLC	11,596	102,161
Handy & Harman Ltd.*	541	14,796
Haynes International, Inc.	2,287	83,476
Hecla Mining Co. (a)	66,172	183,958
Kaiser Aluminum Corp.	3,117	263,511
Materion Corp.	3,582	94,851
Olympic Steel, Inc.	1,750	30,293
Real Industry, Inc.*	4,354	37,880
Ryerson Holding Corp.*	2,379	13,227
Schnitzer Steel Industries, Inc. "A" (a)	4,767	87,904
Stillwater Mining Co.* (a)	22,149	235,887
SunCoke Energy, Inc.	12,267	79,736
TimkenSteel Corp.	7,073	64,364
Worthington Industries, Inc.	8,755	312,028
		2,687,740
Paper & Forest Products 0.5%
Boise Cascade Co.*	7,249	150,199
Clearwater Paper Corp.*	3,221	156,251
Deltic Timber Corp.	2,030	122,104
KapStone Paper & Packaging Corp.	15,440	213,844
Louisiana-Pacific Corp.* (a)	25,764	441,080
Neenah Paper, Inc.	3,024	192,508
P.H. Glatfelter Co.	7,756	160,782
Schweitzer-Mauduit International, Inc.	5,461	171,912
		1,608,680
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.*	15,837	159,320
Atlantic Tele-Network, Inc.	1,889	143,243
Cincinnati Bell, Inc.*	38,789	150,113
Cogent Communications Holdings, Inc. (a)	8,377	326,954
Consolidated Communications Holdings, Inc. (a)	9,234	237,868
FairPoint Communications, Inc.*	3,713	55,249
General Communication, Inc. "A"*	6,427	117,743
Globalstar, Inc.* (a)	85,753	126,057
Hawaiian Telcom Holdco, Inc.*	2,028	47,759
IDT Corp. "B"	3,044	47,456
Inteliquent, Inc.	6,091	97,761
Intelsat SA*	5,077	12,794
Iridium Communications, Inc.* (a)	15,093	118,782
Lumos Networks Corp.*	4,214	54,108
Orbcomm, Inc.* (a)	10,748	108,877
pdvWireless, Inc.*	2,309	79,291
Straight Path Communications, Inc. "B"* (a)	1,660	51,510
Vonage Holdings Corp.*	33,993	155,348
Windstream Holdings, Inc. (a)	16,595	127,450
		2,217,683
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,461	49,879
NTELOS Holdings Corp.*	3,232	29,734
Shenandoah Telecommunications Co.	8,658	231,601
Spok Holdings, Inc.	4,015	70,303
		381,517
Utilities 4.1%
Electric Utilities 1.3%
ALLETE, Inc.	8,822	494,650
Cleco Corp.	10,924	603,114
El Paso Electric Co.	7,359	337,631
Empire District Electric Co.	8,012	264,797
Genie Energy Ltd. "B"	2,225	16,932
IDACORP, Inc.	9,085	677,650
MGE Energy, Inc.	6,302	329,279
Otter Tail Corp.	6,906	204,556
PNM Resources, Inc.	14,434	486,714
Portland General Electric Co.	16,044	633,578
Spark Energy, Inc. "A"	420	7,560
Unitil Corp.	2,464	104,695
		4,161,156
Gas Utilities 1.5%
Chesapeake Utilities Corp.	2,722	171,404
New Jersey Resources Corp.	15,467	563,463
Northwest Natural Gas Co. (a)	4,985	268,442
ONE Gas, Inc.	9,515	581,367
Piedmont Natural Gas Co., Inc.	14,247	852,398
South Jersey Industries, Inc.	12,479	355,028
Southwest Gas Corp.	8,477	558,210
The Laclede Group, Inc.	7,851	531,905
WGL Holdings, Inc.	8,981	649,955
		4,532,172
Independent Power & Renewable Eletricity Producers 0.5%
Abengoa Yield PLC	8,828	156,962
Atlantic Power Corp. (a)	22,106	54,381
Dynegy, Inc.*	21,849	313,970
NRG Yield, Inc. "A"	6,090	82,641
NRG Yield, Inc. "C" (a)	11,645	165,825
Ormat Technologies, Inc. (a)	6,801	280,473
Pattern Energy Group, Inc. (a)	10,265	195,754
Talen Energy Corp.*	14,957	134,613
TerraForm Global, Inc. "A"	7,390	17,588
Vivint Solar, Inc.* (a)	3,705	9,818
		1,412,025
Multi-Utilities 0.5%
Avista Corp.	11,293	460,529
Black Hills Corp. (a)	9,276	557,766
NorthWestern Corp.	8,516	525,863
		1,544,158
Water Utilities 0.3%
American States Water Co.	6,862	270,088
Artesian Resources Corp. "A"	1,483	41,465
California Water Service Group	8,780	234,602
Connecticut Water Service, Inc.	2,021	91,147
Consolidated Water Co., Ltd.	2,624	31,934
Middlesex Water Co.	2,840	87,614
SJW Corp.	2,782	101,126
York Water Co.	2,351	71,752
		929,728
Total Common Stocks (Cost $257,092,856)		295,783,279
Rights 0.0%
Consumer Discretionary 0.0%
Vince Holding Corp., Expiration Date 4/14/2016*	2,734	724
Health Care 0.0%
Dyax Corp.*	26,416	105,664
Omthera Pharmaceutical, Inc. *	1,167	700
Telecommunication Services 0.0% Leap Wireless International, Inc. *		106,364
	10,664	26,020
Total Rights (Cost $56,195)		133,108
Warrant 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a) (Cost $0)	3,420	0
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bills, 0.3% **, 9/15/2016 (b) (Cost $1,517,885)	1,520,000	1,517,687
	Shares	Value ($)
Securities Lending Collateral 17.4%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $53,602,610)	53,602,610	53,602,610
Cash Equivalents 3.4%
Central Cash Management Fund, 0.37% (c) (Cost $10,479,223)	10,479,223	10,479,223
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $322,748,769) †	117.2	361,515,907
Other Assets and Liabilities, Net	(17.2)	(52,955,865)
Net Assets	100.0	308,560,042

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $326,519,754. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $34,996,153. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,328,212 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,332,059.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $52,265,330, which is 16.9% of net assets.
(b)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust
At March 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	6/17/2016	115	12,760,400	464,791

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$295,765,111	$—	$18,168	$295,783,279
Rights (e)	—	724	132,384	133,108
Warrant	—	—	0	0
Government & Agency Obligation	—	1,517,687	—	1,517,687
Short-Term Investments (e)	64,081,833	—	—	64,081,833
Derivatives (f)
Futures Contracts	464,791	—	—	464,791
Total	$360,311,735	$1,518,411	$150,552	$361,980,698

During the period ended March 31, 2016, the amount of transfers between Level 1 and Level 3 was $60,170. The investment was transferred from Level 1 to Level 3 because the security was halted on the exchange and is valued at the last traded price

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 464,791

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016